Rule 497(e)
                                                       Registration No. 33-74470
--------------------------------------------------------------------------------
DAILY INCOME FUND                               600 FIFTH AVENUE
                                                NEW YORK, NY 10020
  INSTITUTIONAL CLASS SHARES                    (212) 830-5345
  INSTITUTIONAL SERVICE CLASS SHARES            (800) 433-1918 (TOLL FREE)
================================================================================
PROSPECTUS

OCTOBER 16, 2006

The investment objective of the U.S. Treasury Portfolio, U.S Government Portfolio and the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The Institutional Class Shares were formerly called the Class B Shares and the Institutional Service Class Shares were formerly called the Class A Shares.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

  2     Risk/Return Summary: Investments, Risks               17   Management, Organization
        and Performance                                            and Capital Structure
  7     Risk/Return Summary:  Fee Table                       18   Shareholder Information
 11     Investment Objectives, Principal Investment           28   Distribution Arrangements
        Strategies and Related Risks                          30   Financial Highlights

THE NOTICE OF THE REICH & TANG PRIVACY POLICY IS INCLUDED WITH THIS PROSPECTUS BUT IS NOT PART OF THE PROSPECTUS.

I.   RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE
INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------

     The Fund is comprised of four portfolios - the U.S. Treasury Portfolio, the U.S. Government Portfolio, the Money Market Portfolio and the Municipal Portfolio (each a "Portfolio" and collectively, the "Portfolios").

     The investment objective of the U.S. Treasury Portfolio, the U.S. Government Portfolio and the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     There is no assurance that the Portfolios will achieve their investment objectives.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The Fund intends to achieve its investment objectives through four separate Portfolios. Each Portfolio is a money market portfolio that invests in high quality, short-term debt instruments. The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 90 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.

     Each Portfolio's strategy is as follows:

THE U.S. TREASURY PORTFOLIO

     The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less.

THE U.S. GOVERNMENT PORTFOLIO

     The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, ("U.S. Government Obligations") with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

THE MONEY MARKET PORTFOLIO

     The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities.

THE MUNICIPAL PORTFOLIO

     The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein, the interest on which is exempt from regular federal income tax. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days prior notice of any change in this policy.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

RISKS COMMON TO ALL PORTFOLIOS:

o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o The value of the Fund's shares and the securities held by the Fund can each decline in value.

o The amount of income the Fund generates will vary with changes in prevailing interest rates.

o An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

RISKS OF INVESTING IN THE U.S. TREASURY PORTFOLIO:

o The U.S. Treasury Portfolio's investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments. The yield and total return of the U.S. Treasury Portfolio is likely to be lower than that of the Money Market Portfolio.

RISKS OF INVESTING IN THE U.S GOVERNMENT PORTFOLIO:

o The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue U.S. Government Obligations. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

RISKS OF INVESTING IN THE MONEY MARKET PORTFOLIO:

o The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

RISKS OF INVESTING IN THE MUNICIPAL PORTFOLIO:

o The Municipal Portfolio may contain municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

RISK/RETURN BAR CHART AND TABLE
--------------------------------------------------------------------------------

     The following bar charts and tables may assist you in deciding whether to invest in a Portfolio of the Fund. The bar charts show the change in the annual total returns of the U.S. Treasury Portfolio (Institutional Service Class shares) and the Money Market Portfolio (Institutional Class shares) for the last ten calendar years, respectively. The table for the U.S. Treasury Portfolio shows the average annual total returns of the

Institutional Class and the Institutional Service Class of the Portfolio for the last one year, five year and since inception periods. The table for the Money Market Portfolio shows the average annual total returns of the Institutional Class and the Institutional Service Class for the last one year, five year, ten year and since inception periods. A bar chart and table for the U.S. Government Portfolio, and the Municipal Portfolio will be provided once these Portfolios have been in existence for a full calendar year. While analyzing this information, please note that the Portfolios' past performance is not an indication of how the Fund will perform in the future. The current 7-day yield for the U.S. Treasury Portfolio and the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

[GRAPHIC OMITTED]

     U.S.Treasury Portfolio - Institutional Service Class Shares (1)(2)(3)


Calendar Year End   % Total Return
-----------------   ---------------
1996                5.01%
1997                5.17%
1998                5.07%
1999                4.59%
2000                5.88%
2001                3.78%
2002                1.47%
2003                0.74%
2004                0.87%
2005                2.70%

(1) As of September 30, 2006, the U.S. Treasury Portfolio Institutional Service Class shares had a year-to-date return of 3.29%.

(2) The U.S. Treasury Portfolio Institutional Service Class shares' highest quarterly return was 1.53% for the quarter ended December 31, 2000; the lowest quarterly return was 0.14% for the quarter ended March 31, 2004.

(3) Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

AVERAGE ANNUAL TOTAL RETURNS - FOR THE PERIODS ENDED DECEMBER 31, 2005

                      INSTITUTIONAL CLASS    INSTITUTIONAL SERVICE CLASS

One Year              2.96%                     2.70%
Five Years            2.16%                     1.90%
Ten Years             N/A                       3.51%
Since Inception*      3.63%                     3.53%

* The inception date for the Institutional Class shares was November 18, 1996, and for the Institutional Service Class shares was November 29, 1995.


[GRAPHIC OMITTED]

             Money Market Portfolio - Institutional Class (1)(2)(3)

Calendar Year End   % Total Return
-----------------   ---------------
1995                5.97%
1996                5.44%
1997                5.59%
1998                5.54%
1999                5.19%
2000                6.45%
2001                4.15%
2002                1.73%
2003                1.08%
2004                1.26%
2005                3.12%

(1) As of September 30, 2006, the Money Market Portfolio Institutional Class shares had a year-to-date return of 3.62%.

(2) The Money Market Portfolio Institutional Class shares' highest quarterly return was 1.65% for the quarter ended September 30, 2000; the lowest quarterly return was 0.23% for the quarter ended March 31, 2004.

(3) Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

AVERAGE ANNUAL TOTAL RETURNS - FOR THE PERIODS ENDED DECEMBER 31, 2005

                       INSTITUTIONAL CLASS      INSTITUTIONAL SERVICE CLASS

    One Year                  3.12%                      2.84%
    Five Years                2.26%                      1.99%
    Ten Years                 3.93%                      3.67%
    Since Inception*          4.16%                      3.81%

* The inception date for the Institutional Class shares was April 14, 1994, and for the Institutional Service Class shares was April 6, 1995.

                                    FEE TABLE
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares in any of the Fund's Portfolios.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charge (Load) Imposed on Purchases..........           None
Wire Redemption Fee...............................           $15.00*

* There is a $15 fee for all wire redemptions of less than $10,000.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                      U. S. TREASURY PORTFOLIO
                                    INSTITUTIONAL    INSTITUTIONAL
                                        CLASS        SERVICE CLASS

Management Fees .................        0.12%           0.12%
Distribution and Service (12b-1) Fees    0.00%           0.25%
Other Expenses...................        0.13%           0.13%
  Administration Fees............  0.05%           0.05%
                                        -------         ------
Total Annual Fund Operating Expenses     0.25%           0.50%
Less fee waiver*.................       (0.05%)         (0.05%)
                                         -----           -----
Total Net Annual Fund Operating Expenses 0.20%           0.45%

* The Fund's Manager and Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 0.20% a0nd 0.45%, for the Institutional Class and the Institutional Service Class, respectively for the period August 1, 2006 through July 31, 2007.


EXAMPLE

This Example is intended to help you compare the cost of investing in the U.S.
Treasury Portfolio with the cost of investing in other money market funds. The
Example assumes that you invest $10,000 in the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR         3 YEARS       5 YEARS       10 YEARS

    INSTITUTIONAL CLASS:            $20            $75           $  136        $  313
    INSTITUTIONAL SERVICE CLASS:    $46            $155          $  275        $  623

                                    FEE TABLE
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares in any of the Fund's Portfolios.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charge (Load) Imposed on Purchases..........           None
Wire Redemption Fee...............................           $15.00*

* There is a $15 fee for all wire redemptions of less than $10,000.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                       U.S. GOVERNMENT PORTFOLIO
                                     INSTITUTIONAL    INSTITUTIONAL
                                       CLASS          SERVICE CLASS

Management Fees .................        0.12%           0.12%
Distribution and Service (12b-1) Fees    0.00%           0.25%
Other Expenses*..................        0.23%           0.23%
  Administration Fees............  0.05%           0.05%
                                        -------         ------
Total Annual Fund Operating Expenses     0.35%           0.60%
Less fee waiver**................       (0.15%)         (0.15%)
                                         -----           -----
Total Net Annual Fund Operating Expenses 0.20%           0.45%

* These percentages are based on estimated amounts for the current fiscal year as there were no share of any class of the U.S. Government Portfolio issued during the fiscal year ended March 31, 2006.

** The Fund's Manager and Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 0.20% and 0.45%, for the Institutional Class and the Institutional Service Class, respectively for the period August 1, 2006 through July 31, 2007.


EXAMPLE

This Example is intended to help you compare the cost of investing in the U.S.
Government Portfolio with the cost of investing in other money market funds. The
Example assumes that you invest $10,000 in the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            1 YEAR         3 YEARS

    INSTITUTIONAL CLASS:                    $ 20           $ 97
    INSTITUTIONAL SERVICE CLASS:            $ 46           $177

                                    FEE TABLE
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares in any of the Fund's Portfolios.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charge (Load) Imposed on Purchases..........           None
Wire Redemption Fee...............................           $15.00*

*    There is a $15 fee for all wire redemptions of less than $10,000.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                          MONEY MARKET PORTFOLIO
                                     INSTITUTIONAL    INSTITUTIONAL
                                       CLASS           SERVICE CLASS

Management Fees .................        0.12%           0.12%
Distribution and Service (12b-1) Fees    0.00%           0.25%
Other Expenses...................        0.16%           0.17%
  Administration Fees............  0.05%           0.05%
                                        -------         ------
Total Annual Fund Operating Expenses     0.28%           0.54%
Less fee waiver*.................       (0.08%)         (0.09%)
                                         -----           -----
Total Net Annual Fund Operating Expenses 0.20%           0.45%

* The Fund's Manager and Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 0.20% and 0.45% for the Institutional Class and the Institutional Service Class, respectively for the period August 1, 2006 through July 31, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Money
Market Portfolio with the cost of investing in other money market funds. The
Example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 YEAR         3 YEARS       5 YEARS       10 YEARS

INSTITUTIONAL CLASS:                     $20            $82           $  149        $  348
INSTITUTIONAL SERVICE CLASS:             $46            $164          $  293        $  668

                                    FEE TABLE
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares in any of the Fund's Portfolios.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charge (Load) Imposed on Purchases..........           None
Wire Redemption Fee...............................           $15.00*

*    There is a $15 fee for all wire redemptions of less than $10,000.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                          MUNICIPAL PORTFOLIO
                                     INSTITUTIONAL    INSTITUTIONAL
                                       CLASS          SERVICE CLASS

Management Fees .................        0.12%           0.12%
Distribution and Service (12b-1) Fees    0.00%           0.25%
Other Expenses*..................        0.22%           0.22%
  Administration Fees............  0.05%           0.05%
                                        -------         ------
Total Annual Fund Operating Expenses     0.34%           0.59%
Less fee waiver**................       (0.14%)         (0.14%)
                                         -----           -----
Total Net Annual Fund Operating Expenses 0.20%           0.45%

* These percentages are based on estimated amounts for the current fiscal year as there were no shares of any class of the Municipal Portfolio issued during the fiscal year ended March 31, 2006.


** The Fund's Manager and Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 0.20% and 0.45%, for the Institutional Class and the Institutional Service Class, respectively for the period August 1, 2006 through July 31, 2007.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Municipal Portfolio with the cost of investing in other money market funds. The
Example assumes that you invest $10,000 in the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR         3 YEARS

INSTITUTIONAL CLASS:                    $ 20           $  95
INSTITUTIONAL SERVICE CLASS:            $ 46           $ 175

II.  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
     The Fund is a money market fund which seeks to achieve the following investment objectives through its four Portfolios.

     The investment objective of the U.S. Treasury Portfolio, U.S. Government Portfolio and the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     There can be no assurance that a Portfolio will achieve its investment objective.

     The investment objective of any Portfolio of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of such Portfolio.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

GENERALLY

     In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, will be 90 days or less.

     The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or are unrated securities but which have been determined by the Fund's investment manager to be of comparable quality.

     Each Portfolio of the Fund shall invest not more than 5% of its total assets in securities issued by a single issuer.

     With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution.

     The Fund's investment manager considers the following factors when buying and selling securities for each of the Fund's Portfolios: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

     As a temporary defensive measure a Portfolio may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund's investment manager. Such a temporary defensive position may cause the Portfolio to not achieve its investment objective.

U.S. TREASURY PORTFOLIO

     The U.S. Treasury Portfolio intends to attain its investment objective through investments limited to obligations issued or guaranteed by the United States Government including repurchase agreements covering those types of obligations. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

     The Fund will enter into repurchase agreements for inclusion in the U.S. Treasury Portfolio only if the instruments serving as collateral for the agreements are eligible for inclusion in the U.S. Treasury Portfolio.

     The Portfolio's investments may include the following securities:

(i) UNITED STATES TREASURY OBLIGATIONS: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii) OTHER UNITED STATES GOVERNMENT OBLIGATIONS: Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

(iii) REPURCHASE AGREEMENTS: The U.S. Treasury Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

     The investment policies of the U.S. Treasury Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Treasury Portfolio is likely to be lower than the yield of the Money Market Portfolio.

U.S. GOVERNMENT PORTFOLIO

     Under normal market circumstances, the U.S. Government Portfolio will invest at least 80% of its net assets in short-term U.S. Government Obligations with maturities of 397 days or less and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

     The Portfolio's investments may include the following securities:

(i)  UNITED STATES TREASURY OBLIGATIONS:
     Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii) OTHER OBLIGATIONS OF U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES:
     Marketable securities and instruments issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases, payment of interest and principal on such obligations is guaranteed by the U.S. Government, E.G., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, E.G., obligation of the Federal Home Loan Bank System and the Federal Farm Credit Bank. The Fund will invest in the securities of those agencies that are not guaranteed or backed by the full faith and credit of the U.S. Government only when the Manager, in its sole discretion, is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.

(iii) REPURCHASE AGREEMENTS: The U.S. Government Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

MONEY MARKET PORTFOLIO

     The Money Market Portfolio intends to attain its investment objective through investments in the following securities:

(i) UNITED STATES GOVERNMENT SECURITIES: The Money Market Portfolio may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

(ii) DOMESTIC AND FOREIGN BANK OBLIGATIONS: The Money Market Portfolio may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks. Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits purchased by the Fund will not benefit from insurance from the FDIC. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

     The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies. The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets. These investments must also meet the quality criteria discussed above under "Principal Investment Strategies - Generally." The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio's investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

     The Money Market Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Fund's total assets at the time of purchase.

     Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers,
     (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(iii) VARIABLE AMOUNT MASTER DEMAND NOTES: The Money Market Portfolio may purchase variable amount master demand notes. These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under "Principal Investment Strategies - Generally." The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(iv) COMMERCIAL PAPER AND CERTAIN DEBT OBLIGATIONS: The Money Market Portfolio may purchase commercial paper or similar debt obligations. Commercial paper is generally considered to be short-term unsecured debt of corporations.

(v) REPURCHASE AGREEMENTS: The Money Market Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

MUNICIPAL PORTFOLIO

     The Municipal Portfolio intends to attain its investment objective through investments in the following securities:

(i) MUNICIPAL SECURITIES: The Municipal Portfolio may purchase high quality tax-exempt money market instruments ("Municipal Securities"), including debt obligations issued to obtain funds for various public purposes (E.G., the construction of a wide range of public facilities), the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities. The Portfolio may also invest in certain types of private activity bonds or industrial development bonds, issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from regular federal income tax in the opinion of bond counsel. Interest on certain Municipal Securities may give rise to federal alternative minimum tax liability and may have other collateral federal income tax consequences.

(ii) REPURCHASE AGREEMENTS: The Municipal Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Municipal Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

     For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

RISKS
--------------------------------------------------------------------------------

     The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund's investments could cause its share price (and the value of your investment) to change.

     Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government. Although many U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks ("FHLB") may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the U.S. Government. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

     The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, a Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

     The U.S. Government securities that the Fund may purchase include:

o U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

o Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

o Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

o Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

     Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume in most foreign securities markets is less than in the United States. The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers. In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

     The investment policies of the U.S. Government Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Government Portfolio is likely to be lower than the yield of the Money Market Portfolio.

     Since the Municipal Portfolio may contain municipal debt obligations, the value of these municipal obligations may be affected by uncertainties on the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

     A schedule of the Fund's complete portfolio holdings, current as of month-end, will be available on the Fund's website no earlier than 5 days after the end of each month. This information will remain available on the website at least until updated for the next month or until the Fund files with the Securities and Exchange Commission ("SEC") its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The most recent schedule is available on the Fund's website at http://www.money-funds.com/portfolioholdings or by calling toll free at (800) 433-1918. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information.

III.  MANAGEMENT, ORGANIZATION AND  CAPITAL STRUCTURE

     The Fund's investment manager is Reich & Tang Asset Management, LLC (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of September 30, 2006, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $ 17.1 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of eighteen registered investment companies, of which it acts as administrator for twelve. The Manager also advises pension trusts, profit-sharing trusts and endowments.

     Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages each Portfolio's securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund. Pursuant to the Investment Management Contract, each of the Portfolios pays an annual management fee of 0.12% of each Portfolio's average daily net assets. For the fiscal year ended March 31, 2006, the Fund paid the Manager a management fee equal to 0.11% of the U.S. Treasury and 0.09% of the Money Market Portfolios' average daily net assets. A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract is available in the Fund's annual report for the period ended March 31, 2006.

     Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager performs clerical, accounting supervision and office service functions for the Fund. The Manager provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager under the Investment Management Contract. For its services under the Administrative Services Contract, the Fund pays the Manager an annual fee of 0.05% of each Portfolio's average daily net assets. For the fiscal year ended March 31, 2006, the Fund paid the Manager a fee for administrative services equal to 0.01% of the U.S. Treasury and 0.02% of the Money Market Portfolios' average daily net assets.

     The Manager, at its discretion, may voluntarily waive all or a portion of the investment management and the administrative services fees. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares.

      In addition, Reich & Tang Distributors, Inc. (the "Distributor"), receives a servicing fee equal to 0.25% per annum of the average daily net assets of the Institutional Service Class shares of each Portfolio under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly.

      Investment management fees and operating expenses, which are attributable to more than one Class of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.

IV.  SHAREHOLDER INFORMATION

     The Fund sells and redeems its shares on a continuing basis at their net asset value. The Fund does not impose a charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests. All transactions in Fund shares are effected through the Fund's transfer agent, who accepts orders for purchases and redemptions from Participating Organizations (see "Investments Through Participating Organizations" for a definition of Participating Organizations) and from investors directly.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

     The net asset value of each Portfolio of the Fund's shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (I.E., national holidays) and (ii) Columbus Day and Veterans' Day. However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value. The net asset value is computed by dividing the value of each Portfolio's net assets (I.E., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding. Each Portfolio intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

     The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities in a Portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.

     Shares are issued as of the first determination of the Portfolio's net asset value per share made after acceptance of the investor's purchase order. In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as "Federal Funds"). Portfolio shares begin accruing income on the day the shares are issued to an investor.

     The Fund reserves the right to reject any purchase order of its shares. In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (I.E., travelers cheques, money orders, cashier's checks or similar instruments) and certain other forms of payment at its discretion. Certificates for Fund shares will not be issued to investors.

SUBSCRIBING TO THE FUND
--------------------------------------------------------------------------------

     At the time of initial investment in the Fund, investors must elect on their fund application the Class of shares of the Portfolio in which they wish to invest. Subject to the Portfolios' initial investment minimums, investors may divide their investment in the Fund between the Portfolios in any manner they choose by submitting a separate Fund application for each Portfolio. Investors may purchase shares of the Portfolios from a Participating Organization or directly. Certain Participating Organizations are compensated for their services by the Manager and/or the Distributor.

     Shareholders will have a separate account with the Fund for each Portfolio in which they invest. Certificates for Fund shares will not be issued to investors.

PURCHASE OF FUND SHARES
--------------------------------------------------------------------------------

     The Fund does not accept a purchase order from investors investing in the Fund directly (I.E., not through Participating Organizations) until an investor's payment has been converted into Federal Funds and is received by the Fund's transfer agent. Orders from these direct investors that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day.

     Investors may, if they wish, invest in the Fund through a Participating Organization with which they have accounts. Generally, all other investors, and investors who have accounts with Participating Organizations but do not wish to invest in the Fund through them, may invest in the Fund directly. Direct shareholders generally do not receive the benefit of the servicing functions performed by a Participating Organization.


     The minimum initial investment in the Fund for each Portfolio is $1,000,000 for the Institutional class and $100,000 for the Institutional Service Class. The minimum amount for subsequent investments is $10,000 for the Institutional Class and $1,000 for the Institutional Service Class. The Fund may waive any minimum purchase requirements.


     The Fund will provide each shareholder, except certain investors, with a personalized monthly statement listing (i) the total number of Fund shares owned as of the statement closing date, (ii) purchases and redemptions of Fund shares, and (iii) the dividends paid on Fund shares (including dividends paid in cash or reinvested in additional Fund shares).

INVESTMENTS THROUGH PARTICIPATING
ORGANIZATIONS
--------------------------------------------------------------------------------

     Generally, investors purchasing shares through a Participating Organization are referred to as Participant Investors. Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. When instructed by a Participant Investor to purchase or redeem Fund shares, the Participating Organization, on behalf of the Participant Investor, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

     Participating Organizations may confirm to Participant Investors each purchase and redemption of Fund shares for their accounts. Also, Participating Organizations may send periodic account statements to their customers showing
(i) the total number of Fund shares owned by each Participant Investor as of the statement closing date, (ii) purchases and redemptions of Fund shares by each Participant Investor during the period covered by the statement, and (iii) the income earned by Fund shares of each Participant Investor during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

     Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than the net yield that could be achieved by investing in the Fund directly. Participating Organizations may also set deadlines for receipt of orders from Participant Investors that are earlier than the order deadline of the Fund due to processing or other reasons. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

     Qualified Participating Organizations may transmit an investor's purchase or redemption order to the Fund's transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. on that day. The investor will then receive the net asset value of the Fund's shares determined as of 4:00 p.m. on the day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.

INITIAL DIRECT PURCHASES OF SHARES
--------------------------------------------------------------------------------

     Investors who wish to invest in the Fund directly may obtain a current Prospectus and the Fund application necessary to open an account by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918.

MAIL AND PERSONAL DELIVERY

     Investors may send or deliver a check made payable to "Daily Income Fund" along with a completed Fund application to:

      Daily Income Fund
      Reich & Tang Funds
      600 Fifth Avenue-8th Floor
      New York, New York 10020

     Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds. If your check is returned unpaid due to insufficient funds, your order will be cancelled and your account will be charged a $20.00 fee for each returned check.

BANK WIRE

     To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor, prior to his or her initial purchase of shares, should first telephone the Fund at (212) 830-5345 or toll free at (800) 433-1918 to obtain a Fund application necessary to open a new account. The investor should complete and fax the Fund application along with any required documentation to the Fund at (212) 315-1112. The original Fund application and documentation should then be mailed to the address specified under "Mail and Personal Delivery." The investor should then telephone the Fund at the above number to obtain a new account number and then instruct a member bank of the Federal Reserve System to wire the amount of the investment immediately to:

      The Bank of New York
      ABA # 021000018
      Reich & Tang Funds
      DDA # 890040352-7
      For Daily Income Fund
      Name of Portfolio
      Account of (INVESTOR'S NAME)-------------
      Fund Account # --------------------------
      SS#/Tax ID# -----------------------------

      An account will not be opened until the Fund has received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

     There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 4:00 p.m., Eastern time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

ELECTRONIC FUNDS TRANSFERS (EFT), PRE-AUTHORIZED CREDIT AND DIRECT DEPOSIT PRIVILEGE
--------------------------------------------------------------------------------

     You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, including federal salary, social security, or certain veteran's, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, please contact your broker or the Fund for the appropriate form. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Death or legal incapacity will automatically terminate your participation in the Privilege. Further, the Fund may terminate your participation in the Privilege upon 30 days' notice to you.

SUBSEQUENT PURCHASES OF SHARES
--------------------------------------------------------------------------------

     Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

      Daily Income Fund
      Mutual Funds Group
      P.O. Box 13232
      Newark, New Jersey 07101-3232


     There is a $10,000 minimum for the Institutional Class and $1,000 minimum for the Institutional Service Class for subsequent purchases of shares. All payments should clearly indicate the shareholder's account number.


     Provided that the information on the application form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new Fund application at any time during the year the shareholder's account is closed or during the following calendar year.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Portfolio following receipt by the Fund's transfer agent of the redemption order (and any supporting documentation that the Fund's transfer agent may require). Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, if the redemption proceeds are paid by wire (on the next Fund Business Day if paid by check). However, redemption payments will not be paid out unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, which could take up to 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

     A shareholder's original Fund application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original Fund application by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

     When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature. It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.

WRITTEN REQUESTS

     Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

      Daily Income Fund
      c/o Reich & Tang Funds
      600 Fifth Avenue-8th Floor
      New York, New York 10020

     All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed, unless otherwise indicated on the Fund application or in a subsequent written authorization.

     Normally the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

CHECKS

     By making the appropriate election on their Fund application, shareholders may request a supply of checks that may be used to effect redemptions from the Class of shares of the Fund in which they invest. The checks, which will be issued in the shareholder's name, are drawn on a special account maintained by the Fund with the Fund's agent bank. Checks may be drawn in any amount of $250 or more. When a check is presented to the Fund's agent bank, it instructs the Fund's transfer agent to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Checks provided by the Fund may not be certified. Investors who purchase Fund shares by check may not receive their redemption proceeds until the check has cleared, which can take up to 15 days following the date of purchase.

     There is no charge to the shareholder for checks provided by the Fund, although there may be fees charged for checks provided in connection with certain cash management programs offered through Participating Organizations. The Fund reserves the right to impose a charge or impose a different minimum check amount in the future.

     Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund's agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder's election, require only one signature. Checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment will not be honored. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. Shareholders will be charged a $16 fee for any stop payment requests, a $15 fee if the Fund is requested to deliver a supply of checks overnight and a $4 fee for each copy of a check requested. In addition, the Fund reserves the right to charge the shareholder's account a fee of up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check and/or a post-dated check. The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund's shareholders.

     Corporations and other entities electing the checking option are required to furnish a certified resolution or other evidence of authorization in accordance with the Fund's normal practices. Individuals and joint tenants are not required to furnish any supporting documentation. Appropriate authorization forms will be sent by the Fund or its agents to corporations and other shareholders who select this option. As soon as the authorization forms are filed in good order with the Fund's agent bank, the Fund will provide the shareholder with a supply of checks.

TELEPHONE

     The Fund accepts telephone requests for redemption from shareholders who elect this option on their Fund application. The proceeds of a telephone redemption may be sent to the shareholder at their address of record or, if in excess of $1,000, to their bank accounts, both as set forth in the Fund application or in a subsequent signature guaranteed written authorization. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. Failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

      A shareholder making a telephone withdrawal should call the Fund at (212) 830-5345 or toll free at (800) 433-1918, and state: (i) the name of the shareholder appearing on the Fund's records, (ii) the shareholder's account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder's designated bank account or address, and
(v) the name of the person requesting the redemption. Usually the proceeds are sent to the designated bank account or address on the same Fund Business Day the redemption is effected, if the redemption proceeds are being paid by wire (on the next Fund Business Day if paid by check). The Fund may modify or discontinue the telephone redemption option at any time and will notify shareholders accordingly.

GENERALLY

      There is no redemption charge, although there may be a fee charged on certain wire redemption requests, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all of his shares of a Portfolio, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption. A redemption of shares may result in taxable income to the shareholder.

     The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings),
(ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iv) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.

     The Fund and its agents reserve the right to "freeze" or "block" (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of "blocked" entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

     The Fund reserves the right to redeem the shares of any shareholder if the total value of all the remaining shares in the shareholder's or its Participating Organization's account after a withdrawal is less than $100,000 for the Institutional Class, $10,000 for the Institutional Service Class. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization. The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption. A shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase its account value to the minimum amount during the notice period. Shareholders who purchase shares under these circumstances are not subject to the normal minimums for subsequent purchases.

     In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder's account if the Fund and its agents are unable to verify the shareholder's identity within a reasonable time after the shareholder's account is opened. If the Fund closes a shareholder's account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

SPECIFIED AMOUNT AUTOMATIC
WITHDRAWAL PLAN
--------------------------------------------------------------------------------

     Shareholders may elect to withdraw shares and receive payment from the Fund of a specified amount of $50 or more automatically on a monthly or quarterly basis. The monthly or quarterly withdrawal payments of the specified amount are made by the Fund on the date specified on the Automatic Withdrawal Authorization form. Whenever such day of the month is not a Fund Business Day, the payment date is the Fund Business Day preceding the day of the month specified on the Automatic Withdrawal Authorization form. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder's investment.

     The election to receive automatic withdrawal payments may be made at the time of the original application by completing an Automatic Authorization Withdrawal form. The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the Fund's transfer agent. Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder. However, the Fund does not expect that there will be any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Fund declares dividends equal to all its net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

     Distributions of long-term capital gains, if any, are paid by the U.S. Treasury, U.S. Government Portfolio and Money Market Portfolios at least once a year and, at the shareholder's option, are paid in cash or reinvested in additional shares of the Portfolio from which they were paid having an aggregate net asset value equal to the cash amount.

     All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder.

     Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions.

     While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Except as described herein, each Portfolio's net investment income (including net realized short-term capital gains, if any) will be declared as a dividend on each Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund pays dividends monthly. Capital gains distributions, if any, will be made at least annually, and in no event later than 60 days after the end of the Fund's fiscal year. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

     Because the Institutional Service Class shares bear the service fee under the Fund's 12b-1 Plan, the net income of and the dividends payable to these share classes will be lower than the net income of and dividends payable to the Institutional Class shares of the Fund. Dividends paid to each Class of shares of each Portfolio of the Fund will, however, be declared on the same days at the same times and, except as noted with respect to the service fees payable under the Plan, will be determined in the same manner and paid in the same amounts.

RETIREMENT PLANS
--------------------------------------------------------------------------------

     The Money Market Portfolio has available a form of individual retirement account ("IRA") for investment in the Portfolio's shares. In general, an individual can make an annual contribution to an IRA in an amount equal to the lesser of the deductible amount or 100% of the individual's earned income. The deductible amount is $4,000 for the years 2005 through 2007 and $5,000 for the year 2008 and thereafter. In the case of an individual who has attained the age of 50, the deductible amount is increased by $500 for the years 2005 and is increased by $1,000 for the year 2006 and thereafter. In addition, in the case of a married couple filing a joint return, annual IRA contributions in an amount that does not exceed the deductible amount can generally be made for each spouse, as long as the combined compensation of both spouses is at least equal to the contributed amounts.

     IRA contributions can, in general, be made to either traditional deductible IRAs, traditional non-deductible IRAs or non-deductible Roth IRAs, a new type of IRA established by the Taxpayer Relief Act of 1997. Contributions to a Roth IRA are not deductible, but qualified distributions from a Roth IRA are not includable in income or subject to the additional ten-percent tax on early withdrawals, if deemed a qualified distribution. A "qualified distribution" is a distribution that is made after the end of the five taxable year period beginning with the first taxable year in which the individual made a contribution to a Roth IRA, and which is made on or after the date in which the individual attains an age of 59 1/2, made to a beneficiary on or after the death of the individual, is attributable to the disability of the individual, or is a distribution for specified first-time home buyer expenses.

     Contributions to traditional deductible IRAs and Roth IRAs may be limited based on adjusted gross income levels. The ability of a person who is an active participant in an employer sponsored retirement plan to make deductible contributions to a regular IRA is phased out based on the individual's adjusted gross incomes. For 2005, the phase out occurs over a range of adjusted gross incomes from $70,000 to $80,000 on a joint return and $50,000 to $60,000 on a single return. The phase out range for a married individual who is not an active participant but whose spouse is an active participant is between $150,000 and $160,000.

     The maximum annual contribution that can be made to a Roth IRA is also subject to phase out rules that apply to married individuals filing joint returns when adjusted gross income is between $150,000 and $160,000 and to single individuals when adjusted gross income is between $95,000 and $110,000.

     For both traditional deductible IRAs and Roth IRAs, the phase out range for married individuals filing separate returns is from $0 to $10,000. The minimum investment required to open an IRA is $250. Generally, there are penalties for premature distributions from a traditional deductible IRA before the attainment of age 59 1/2, except in the case of the participant's death or disability and certain other circumstances including first-time home buyer expenses and certain education expenses.

     In addition, subject to certain limitations, amounts an individual received from a traditional IRA, an employer's qualified retirement plan for its employees or a tax-sheltered annuity plan (Section 403(b)) may be eligible for tax-free rollover into a traditional IRA. Also, distributions after December 31, 2001 from a deferred compensation plan of a state or local government, a Section 457 plan, may be eligible for tax-free rollover to a traditional IRA.

     Fund shares may also be a suitable investment for assets of other types of qualified pension or profit-sharing plans, including cash or deferred or salary reduction "Section 401(k) plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans.

     Persons desiring information concerning investments by IRAs and other retirement plans should write or telephone the Fund.

FREQUENT TRADING
--------------------------------------------------------------------------------

     The Reich & Tang family of funds discourages short-term or excessive trading ("frequent trading") of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in the fund's share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund's portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

     Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

     Nonetheless, as indicated under "Pricing of Fund Shares" the Fund reserves the right to reject any purchase order for its shares for any reason and thus may exercise such right in the event it determines that a purchase order is disruptive to the Fund's management or otherwise. The Fund's procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase orders it determines in its discretion to be disruptive. The Fund may change it policies relating to frequent trading at any time without prior notice to shareholders.

TAX CONSEQUENCES
--------------------------------------------------------------------------------

     The Fund intends to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code for each Portfolio. To qualify as a regulated investment company, each Portfolio must meet certain tests concerning its investments and distributions. For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on income distributed to its shareholders in the form of dividends or capital gains distributions. Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes each year at least 98% of its ordinary income and 98% of its capital gain income to its shareholders and any undistributed amounts from prior years. Dividends of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income and will not be eligible, in the case of corporate shareholders, for the dividends-received deduction.

     Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares. The Fund expects that as a result of its investment objectives, distributions will consist primarily of ordinary income. A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

     A shareholder's tax basis for its shares in the Fund will be its cost of the shares, including any fees or expenses. The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder's tax basis for the shares and the proceeds received on the sale. Gain or loss generally will be treated as capital gain or loss if the shares in the Fund are held as capital assets. Such gain or loss will be long-term if the investor has held the shares in the Fund for more than one year, and, for individual shareholders may qualify for the maximum capital gain tax rate of 15% rather than the tax rate applicable to ordinary income. The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized. In either case, loss recognition may be affected by the loss disallowance rules of the Internal Revenue Code.

     The Fund is required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gains distributions and redemptions) paid to shareholders who have not complied with Internal Revenue Code requirements regarding the supplying of their taxpayer identification number and the reporting of income. In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

     Distributions from the U.S. Treasury and U.S. Government Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof may be exempt from state and local taxes in certain states. Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes. Additional tax information is provided in the Statement of Additional Information.

V.   DISTRIBUTION ARRANGEMENTS

RULE 12B-1 FEES
--------------------------------------------------------------------------------

     Investors do not pay a front-end sales charge to purchase shares of the Fund. However, the Fund pays fees in connection with distribution of shares and/or for the provision of servicing to the Institutional Service Class shareholders. The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


     The Fund's Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the "Plan"), with respect to the Institutional Service Class shares of the Fund and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and Shareholder Servicing Agreement.


     As agent for the Fund, the Distributor will solicit orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal. The Distributor may use the distribution fee to pay the cost of, and to compensate others, including Participating Organizations that provide distribution assistance with respect to these classes. This fee is accrued daily and paid monthly.


     Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Institutional Service Class shares, a service fee equal to 0.25% per annum of the Portfolio's average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. This fee is accrued daily and paid monthly. Any portion of the fees may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Institutional Service Class shares of each Portfolio. The Institutional shareholders will generally not receive the benefit of such services from Participating Organizations and, therefore, will not be assessed a Shareholder Servicing Fee.


     The Plan and the Shareholder Servicing Agreement provide that the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Institutional Service Class shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Fund's Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

     The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee, and past profits for the following purposes: (i) to pay the cost of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Institutional Service Class shares of the Fund; (ii) to compensate Participating Organizations for providing assistance in distributing the Institutional Service Class shares of the Fund; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund's shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee (with respect to Institutional Service Class shares) and past profits, for the purposes enumerated in (i) above. The Distributor may determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract, Administrative Services Agreement, Distribution Agreement or Shareholder Servicing Agreement in effect for that year.

     The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Fund under the Plan), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers' assets in the Fund. These payments may be referred to as "revenue sharing," but do not change the price paid by investors to purchase the Fund's shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates. Additional information regarding these payments can be found in the Fund's Statement of Additional Information. In addition, to the extent allowable under the National Association of Securities Dealers ("NASD") rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.

VI.  FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the financial performance of the Institutional Class and Institutional Service Class of the U.S. Treasury Portfolio and the Money Market Portfolio for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

                                                                             U.S. Treasury Portfolio
                                                           -------------------------------------------------------------
                                                                           For the Year Ended March 31,
                                                           -------------------------------------------------------------

Institutional Class Shares

---------------------------
                                                              2006        2005         2004          2003        2002
                                                           ---------   ---------     --------     ---------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           --------    ---------     --------     ---------   ----------
Income from investment operations
  Net investment income.................................      0.034       0.014         0.009        0.015        0.031
  Net realized and unrealized gain(loss)
      on investments....................................      0.000       0.000         0.000          --           --
                                                           ---------   ---------     --------     ---------   ----------
  Total from investment operations......................      0.034       0.014         0.009        0.015        0.031
Less distributions from:
  Dividends from net investment income..................     (0.034)     (0.014)       (0.009)      (0.013)      (0.028)
  Net realized gain on investments......................     (0.000)     (0.000)       (0.000)         --           --
                                                           ---------   ---------     --------     ---------   ----------
  Total distributions...................................     (0.034)     (0.014)       (0.009)      (0.015)      (0.031)
                                                           ---------   ---------     --------     ---------   ----------
Net asset value, end of year............................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           =========   =========     ========     =========   ==========
Total Return............................................      3.48%       1.44%         0.91%        1.53%        3.12%
Ratios/Supplemental Data
Net assets, end of year (000's).........................   $ 829,7148  $ 484,434     $466,041     $ 383,677   $  348,701
Ratios to average net assets:
  Expenses (net of fees waived) (a).....................      0.20%       0.20%         0.20%        0.20%        0.20%
  Net investment income.................................      3.51%       1.45%         0.90%        1.51%        2.66%
  Management and administration fees waived                   0.05%       0.03%         0.04%        0.03%        0.02%
  Expenses paid indirectly..............................      0.00%       0.00%         0.00%        0.00%        0.00%

(a)      Includes expenses paid indirectly

                                                                             U.S. Treasury Portfolio
                                                           -------------------------------------------------------------
                                                                           For the Year Ended March 31,
                                                           -------------------------------------------------------------

Institutional Service Class

---------------------------
                                                              2006        2005         2004          2003        2002
                                                           ---------   ---------     --------     ---------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           --------    ---------     --------     ---------   ----------
Income from investment operations
  Net investment income.................................      0.032       0.012         0.007        0.013        0.028
  Net realized and unrealized gain(loss)
      on investments....................................      0.000       0.000         0.000          --           --
                                                           ---------   ---------     --------     ---------   ----------
  Total from investment operations......................      0.032       0.012         0.007        0.013        0.028
Less distributions from:
  Dividends from net investment income..................     (0.032)     (0.012)       (0.007)      (0.013)      (0.028)
  Net realized gain on investments......................     (0.000)     (0.000)       (0.000)         --           --
                                                           ---------   ---------     --------     ---------   ----------
  Total distributions...................................     (0.032)     (0.012)       (0.007)      (0.013)      (0.028)
                                                           ---------   ---------     --------     ---------   ----------
Net asset value, end of year............................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           =========   =========     ========     =========   ==========
Total Return............................................      3.22%       1.19%         0.66%        1.28%        2.86%
Ratios/Supplemental Data
Net assets, end of year (000's).........................   $ 304,168   $ 236,621     $261,931     $ 276,174   $  253,948
Ratios to average net assets:
  Expenses (net of fees waived) (a).....................      0.45%       0.45%         0.45%        0.45%        0.45%
  Net investment income.................................      3.17%       1.18%         0.66%        1.28%        3.12%
  Management and administration fees waived                   0.05%       0.03%         0.04%        0.03%        0.02%
  Expenses paid indirectly..............................      0.00%       0.00%         0.00%        0.00%        0.00%

(a)      Includes expenses paid indirectly

                                                                             Money Market Portfolio
                                                           -------------------------------------------------------------
                                                                           For the Year Ended March 31,
                                                           -------------------------------------------------------------

Institutional Class Shares

---------------------------
                                                              2006        2005         2004          2003        2002
                                                           ---------   ---------     --------     ---------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           --------    ---------     --------     ---------   ----------
Income from investment operations
  Net investment income.................................      0.036       0.016         0.010        0.016        0.031
  Net realized and unrealized gain(loss)
      on investments....................................        --        0.000         0.000        0.000        0.000
                                                           ---------   ---------     --------     ---------   ----------
  Total from investment operations......................      0.036       0.016         0.010        0.016        0.031
Less distributions from:
  Dividends from net investment income..................     (0.036)     (0.016)       (0.010)      (0.016)      (0.031)
  Net realized gain on investments......................        --       (0.000)       (0.000)      (0.000)      (0.000)
                                                           ---------   ---------     --------     ---------   ----------
  Total distributions...................................     (0.036)     (0.016)       (0.010)      (0.016)      (0.031)
                                                           ---------   ---------     --------     ---------   ----------
Net asset value, end of year............................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           =========   =========     ========     =========   ==========
Total Return............................................      3.63%       1.61%         1.00%        1.61%        3.12%
Ratios/Supplemental Data
Net assets, end of year (000's).........................   $ 372,721   $ 215,314     $163,829     $ 132,837   $  123,267
Ratios to average net assets:
  Expenses (net of fees waived) (a).....................      0.20%       0.20%         0.20%        0.20%        0.20%
  Net investment income.................................      3.66%       1.63%         0.99%        1.60%        3.15%
  Management and administration fees waived                   0.06%       0.08%         0.06%        0.06%        0.02%
  Transfer agency fees waived...........................      0.02%       0.02%         0.02%        0.02%        0.01%
  Expenses paid indirectly..............................      0.00%       0.00%         0.00%        0.00%        0.00%

(a)      Includes expenses paid indirectly

                                                                             Money Market Portfolio
                                                           -------------------------------------------------------------
                                                                           For the Year Ended March 31,
                                                           -------------------------------------------------------------

Institutional Service Class Shares

----------------------------------
                                                              2006        2005         2004          2003        2002
                                                           ---------   ---------     --------     ---------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           --------    ---------     --------     ---------   ----------
Income from investment operations
  Net investment income.................................      0.033       0.013         0.007        0.013        0.028
  Net realized and unrealized gain(loss)
      on investments....................................        --        0.000         0.000        0.000        0.000
                                                           ---------   ---------     --------     ---------   ----------
  Total from investment operations......................      0.033       0.013         0.007        0.013        0.028
Less distributions from:
  Dividends from net investment income..................     (0.033)     (0.013)       (0.007)      (0.013)      (0.028)
  Net realized gain on investments......................        --       (0.000)       (0.000)      (0.000)       0.000)
                                                           ---------   ---------     --------     ---------   ----------
  Total distributions...................................     (0.033)     (0.013)       (0.007)      (0.013)      (0.028)
                                                           ---------   ---------     --------     ---------   ----------
Net asset value, end of year............................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           =========   =========     ========     =========   ==========
Total Return............................................      3.36%       1.34%         0.73%        1.33%        2.85%
Ratios/Supplemental Data
Net assets, end of year (000's).........................   $ 224,050   $ 119,989     $ 53,373     $ 114,337   $   67,459
Ratios to average net assets:
  Expenses (net of fees waived) (a).....................      0.47%       0.47%         0.47%        0.47%        0.45%
  Net investment income.................................      3.39%       1.49%         0.73%        1.32%        3.39%
  Management and administration fees waived                   0.06%       0.08%         0.06%        0.06%        0.02%
  Transfer agency fees waived...........................      0.01%       0.02%         0.00%        0.00%        0.00%
  Expenses paid indirectly..............................      0.00%       0.00%         0.00%        0.00%        0.00%

(a)      Includes expenses paid indirectly

                     NOTICE OF REICH & TANG* PRIVACY POLICY

     We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.

     We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us. We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account. In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.

     We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.

     We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.


* For purposes of this notice, "Reich & Tang" includes: Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

                       THIS IS NOT PART OF THE PROSPECTUS

A current SAI has been filed with the
Securities and Exchange Commission.
Information about the Fund (including
the SAI) is also available from the
Public Reference Room of the Securities      Daily
and Exchange Commission. Information on      Income
the operation of the Public Reference        Fund
Room may be obtained by calling the
Commission at (202) 942-8090. Fund           INSTITUTIONAL CLASS SHARES
reports and other information about the      INSTITUTIONAL SERVICE CLASS SHARES
Fund are available on the EDGAR Database
on the Commission's Internet site at            Prospectus
http://www.sec.gov. Copies of this              October 16, 2006
information may be obtained, after
paying a duplicating fee, by electronic
request at publicinfo@sec.gov, or by
writing the Commission's Public
Reference Section, Washington, D.C.
20549-0102.

========================================

========================================
A Statement of Additional Information
(SAI) dated October 16, 2006, includes
additional information about the Fund
and its investments and is incorporated
by reference into this Prospectus.
Further information about Fund
investments is available in the annual
and semi-annual shareholder reports. You may obtain the SAI, the annual and semi-annual reports without charge by calling the Fund toll free at (800)
433-1918. You may also obtain the SAI
and the annual and semi-annual reports
without charge by visiting the Fund's
website at
http://www.money-funds.com/funds/index.
To request other information about the
Fund, please call your financial
intermediary or the Fund.

Investment Company Act No. 811-8312

             REICH & TANG DISTRIBUTORS, INC.

                   600 Fifth Avenue
                  New York, NY 10020

                    (212) 830-5345

DIF_INS10/06P

                                                                     Rule 497(e)
                                                       Registration No. 33-74470
--------------------------------------------------------------------------------
DAILY INCOME FUND                                      600 FIFTH AVENUE
INVESTOR CLASS SHARES                                  NEW YORK, NY 10020
                                                      (212) 830-5345
                                                      (800) 433-1918 (TOLL FREE)
================================================================================
PROSPECTUS
OCTOBER 16, 2006

The investment objective of the U.S. Treasury Portfolio, U.S Government Portfolio and the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

  2  Risk/Return Summary: Investments, Risks               17   Management, Organization
     and Performance                                            and Capital Structure
  7  Risk/Return Summary:  Fee Table                       18   Shareholder Information
 11  Investment Objectives, Principal Investment           28   Distribution Arrangements
     Strategies and Related Risks                          29   Financial Highlights

THE NOTICE OF THE REICH & TANG PRIVACY POLICY IS INCLUDED WITH THIS PROSPECTUS BUT IS NOT PART OF THE PROSPECTUS.

I.   RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------

     The Fund is comprised of four portfolios - the U.S. Treasury Portfolio, the U.S. Government Portfolio, the Money Market Portfolio and the Municipal Portfolio (each a "Portfolio" and collectively, the "Portfolios").

     The investment objective of the U.S. Treasury Portfolio, the U.S. Government Portfolio and the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     There is no assurance that the Portfolios will achieve their investment objectives.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The Fund intends to achieve its investment objectives through four separate Portfolios. Each Portfolio is a money market portfolio that invests in high quality, short-term debt instruments. The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 90 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.

     Each Portfolio's strategy is as follows:

THE U.S. TREASURY PORTFOLIO

     The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less.

THE U.S. GOVERNMENT PORTFOLIO

     The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, ("U.S. Government Obligations") with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

THE MONEY MARKET PORTFOLIO

     The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities.

THE MUNICIPAL PORTFOLIO

     The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein, the interest on which is exempt from regular federal income tax. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days prior notice of any change in this policy.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

RISKS COMMON TO ALL PORTFOLIOS:

o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o The value of the Fund's shares and the securities held by the Fund can each decline in value.

o The amount of income the Fund generates will vary with changes in prevailing interest rates.

o An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance

     Corporation (the "FDIC") or any other governmental agency.

RISKS OF INVESTING IN THE U.S. TREASURY PORTFOLIO:

o The U.S. Treasury Portfolio's investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments. The yield and total return of the U.S. Treasury Portfolio is likely to be lower than that of the Money Market Portfolio.

RISKS OF INVESTING IN THE U.S GOVERNMENT PORTFOLIO:

o The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue U.S. Government Obligations. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

RISKS OF INVESTING IN THE MONEY MARKET PORTFOLIO:

o The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

RISKS OF INVESTING IN THE MUNICIPAL PORTFOLIO:

o The Municipal Portfolio may contain municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

RISK/RETURN BAR CHART AND TABLE
--------------------------------------------------------------------------------
     The following bar charts and tables may assist you in deciding whether to invest in a Portfolio of the Fund. The bar charts show the change in the annual total returns of the U.S. Treasury Portfolio (Institutional Service Class shares) and the Money Market Portfolio (Institutional Class shares) (which are not offered by this prospectus) for the last ten calendar years, respectively. The table for the U.S. Treasury Portfolio shows the average annual total returns of the Institutional Class and the Institutional Service Class of the Portfolio (which are not offered by this prospectus) for the last one year, five year and since inception periods.

The table for the Money Market Portfolio shows the average annual total returns of the Institutional Class and the Institutional Service Class (which are not offered by this prospectus) for the last one year, five year, ten year and since inception periods. Performance history for the Investor Class of the U.S. Treasury Portfolio and Money Market Portfolio will be provided in the tables once these classes have been in existence for a full calendar year. A bar chart and table for the U.S. Government Portfolio, and the Municipal Portfolio will be provided once these Portfolios have been in existence for a full calendar year. While analyzing this information, please note that the Portfolios' past performance is not an indication of how the Fund will perform in the future. The current 7-day yield for the U.S. Treasury Portfolio and the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at
(800) 433-1918.

[GRAPHIC OMITTED]

     U.S.Treasury Portfolio - Institutional Service Class Shares (1)(2)(3)(4)


Calendar Year End   % Total Return
-----------------   ---------------
1996                5.01%
1997                5.17%
1998                5.07%
1999                4.59%
2000                5.88%
2001                3.78%
2002                1.47%
2003                0.74%
2004                0.87%
2005                2.70%

(1) The chart shows returns for the U.S. Treasury Portfolio Institutional Service Class shares of the Fund (which are not offered by this Prospectus) since, as of December 31, 2005, there were no Investor Class shares issued by the Fund. All Classes of the Fund will have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. If the expenses of the Investor Class shares are higher than the U.S. Treasury Portfolio Institutional Service Class shares, then your returns may be lower.

(2) As of September 30, 2006, the U.S. Treasury Portfolio Institutional Service Class shares had a year-to-date return of 3.29%.

(3) The U.S. Treasury Portfolio Institutional Service Class shares' highest quarterly return was 1.53% for the quarter ended December 31, 2000; the lowest quarterly return was 0.14% for the quarter ended March 31, 2004.

(4) Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

AVERAGE ANNUAL TOTAL RETURNS - FOR THE PERIODS ENDED DECEMBER 31, 2005

                                          INSTITUTIONAL CLASS    INSTITUTIONAL SERVICE CLASS
 One Year                                       2.96%                     2.70%
 Five Years                                     2.16%                     1.90%
 Ten Years                                      N/A                       3.51%
 Since Inception*                               3.63%                     3.53%

* The inception date for the Institutional Class shares was November 18, 1996, and for the Institutional Service Class shares was November 29, 1995.

[GRAPHIC OMITTED]
             Money Market Portfolio - Institutional Class (1)(2)(3)(4)

Calendar Year End   % Total Return
-----------------   ---------------
1996                5.44%
1997                5.59%
1998                5.54%
1999                5.19%
2000                6.45%
2001                4.15%
2002                1.73%
2003                1.08%
2004                1.26%
2005                3.12%

(1) The chart shows returns for the Money Market Portfolio Institutional Class shares of the Fund (which are not offered by this Prospectus) since, as of December 31, 2005, there were no Investor Class shares issued by the Fund. All Classes of the Fund will have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. If the expenses of the Investor Class shares are higher than the Money Market Portfolio Institutional Class shares, then your returns may be lower.

(2) As of September 30, 2006, the Money Market Portfolio Institutional Class shares had a year-to-date return of 3.62%.

(3) The Money Market Portfolio Institutional Class shares' highest quarterly return was 1.65% for the quarter ended September 30, 2000; the lowest quarterly return was 0.23% for the quarter ended March 31, 2004.

(4) Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

       AVERAGE ANNUAL TOTAL RETURNS - FOR THE PERIODS ENDED DECEMBER 31, 2005

                                       INSTITUTIONAL CLASS      INSTITUTIONAL SERVICE CLASS

One Year                                      3.12%                      2.84%
Five Years                                    2.26%                      1.99%
Ten Years                                     3.93%                      3.67%
Since Inception*                              4.16%                      3.81%

* The inception date for the Institutional Class shares was April 14, 1994, and for the Institutional Service Class shares was April 6, 1995.


                                    FEE TABLE
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares in any of the Fund's Portfolios.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charge (Load) Imposed on Purchases..........           None
Wire Redemption Fee...............................           $15.00*

* There is a $15 fee for all wire redemptions of less than $10,000.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                    U. S. TREASURY PORTFOLIO
                                                            INVESTOR
                                                              CLASS

Management Fees ..................................             0.12%
Distribution and Service (12b-1) Fees.............             0.45%
Other Expenses*...................................             0.15%
  Administration Fees.............................        0.05%
                                                               ------
Total Annual Fund Operating Expenses..............             0.72%
Less fee waiver**.................................            (0.07%)
                                                               -----
Total Net Annual Fund Operating Expenses .........             0.65%

* These percentages are based on estimated amounts for the current fiscal year as there were no shares of the Investor Class issued during the fiscal year ended March 31, 2006.

** The Fund's Manager and Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 0.65% for the Investor Class for the period August 1, 2006 through July 31, 2007.


EXAMPLE

This Example is intended to help you compare the cost of investing in the U.S.
Treasury Portfolio with the cost of investing in other money market funds. The
Example assumes that you invest $10,000 in the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR         3 YEARS

     INVESTOR CLASS:           $66            $223

                                    FEE TABLE
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares in any of the Fund's Portfolios.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charge (Load) Imposed on Purchases..........           None
Wire Redemption Fee...............................           $15.00*

* There is a $15 fee for all wire redemptions of less than $10,000.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                    U.S. GOVERNMENT PORTFOLIO
                                                            INVESTOR
                                                              CLASS

Management Fees ..................................           0.12%
Distribution and Service (12b-1) Fees.............           0.45%
Other Expenses*...................................           0.26%
  Administration Fees.............................     0.05% -----
Total Annual Fund Operating Expenses..............           0.83%
Less fee waiver**.................................          (0.18%)
                                                             -----
Total Net Annual Fund Operating Expenses                     0.65%

* These percentages are based on estimated amounts for the current fiscal year as there were no shares of any class of the U.S. Government Portfolio issued during the fiscal year ended March 31, 2006.

** The Fund's Manager and Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 0.65% for the Investor Class for the period August 1, 2006 through July 31, 2007.


EXAMPLE

This Example is intended to help you compare the cost of investing in the U.S.
Government Portfolio with the cost of investing in other money market funds. The
Example assumes that you invest $10,000 in the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 YEAR         3 YEARS

     INVESTOR CLASS:                         $ 66           $247

                                    FEE TABLE
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares in any of the Fund's Portfolios.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charge (Load) Imposed on Purchases..........           None
Wire Redemption Fee...............................           $15.00*

* There is a $15 fee for all wire redemptions of less than $10,000.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                      MONEY MARKET PORTFOLIO
                                                            INVESTOR
                                                              CLASS

Management Fees ..................................             0.12%
Distribution and Service (12b-1) Fees.............             0.45%
Other Expenses*...................................             0.14%
  Administration Fees.............................        0.05%------
Total Annual Fund Operating Expenses..............             0.71%
Less fee waiver**.................................            (0.06%)
                                                               -----
Total Net Annual Fund Operating Expenses .........             0.65%

* These percentages are based on estimated amounts for the current fiscal year as there were no shares of the Investor Class issued during the fiscal year ended March 31, 2006.

** The Fund's Manager and Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 0.65% for the Investor Class for the period August 1, 2006 through July 31, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Money
Market Portfolio with the cost of investing in other money market funds. The
Example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR         3 YEARS

     INVESTOR CLASS:   $66            $221

                                    FEE TABLE
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares in any of the Fund's Portfolios.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charge (Load) Imposed on Purchases..........           None
Wire Redemption Fee...............................           $15.00*

* There is a $15 fee for all wire redemptions of less than $10,000.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                       MUNICIPAL PORTFOLIO
                                                            INVESTOR
                                                              CLASS

Management Fees ..................................             0.12%
Distribution and Service (12b-1) Fees.............             0.45%
Other Expenses*...................................             0.25%
  Administration Fees.............................        0.05%
                                                               ------
Total Annual Fund Operating Expenses..............             0.82%
Less fee waiver**.................................            (0.17%)
                                                               -----
Total Net Annual Fund Operating Expenses .........             0.65%

* These percentages are based on estimated amounts for the current fiscal year as there were no shares of any class of the Municipal Portfolio issued during the fiscal year ended March 31, 2006.

** The Fund's Manager and Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 0.65% for the Investor Class respectively for the period August 1, 2006 through July 31, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Municipal Portfolio with the cost of investing in other money market funds. The
Example assumes that you invest $10,000 in the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 YEAR         3 YEARS

      INVESTOR CLASS:                         $ 66           $245

II.  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------

     The Fund is a money market fund which seeks to achieve the following investment objectives through its four Portfolios.

     The investment objective of the U.S. Treasury Portfolio, U.S. Government Portfolio and the Money Market Portfolio is to seek as high a level of current income to the extent consistent withthe preservation of capital and the maintenance of liquidity.

     The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     There can be no assurance that a Portfolio will achieve its investment objective.

     The investment objective of any Portfolio of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of such Portfolio.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

GENERALLY

     In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, will be 90 days or less.

     The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or are unrated securities but which have been determined by the Fund's investment manager to be of comparable quality.

     Each Portfolio of the Fund shall invest not more than 5% of its total assets in securities issued by a single issuer.

     With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution.

     The Fund's investment manager considers the following factors when buying and selling securities for each of the Fund's Portfolios: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

     As a temporary defensive measure a Portfolio may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund's investment manager. Such a temporary defensive position may cause the Portfolio to not achieve its investment objective.

U.S. TREASURY PORTFOLIO

     The U.S. Treasury Portfolio intends to attain its investment objective through investments limited to obligations issued or guaranteed by the United States Government including repurchase agreements covering those types of obligations. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

     The Fund will enter into repurchase agreements for inclusion in the U.S. Treasury Portfolio only if the instruments serving as collateral for the agreements are eligible for inclusion in the U.S. Treasury Portfolio.

     The Portfolio's investments may include the following securities:

(I) UNITED STATES TREASURY OBLIGATIONS: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(II) OTHER UNITED STATES GOVERNMENT OBLIGATIONS: Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

(III) REPURCHASE AGREEMENTS: The U.S. Treasury Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

     The investment policies of the U.S. Treasury Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Treasury Portfolio is likely to be lower than the yield of the Money Market Portfolio.

U.S. GOVERNMENT PORTFOLIO

     Under normal market circumstances, the U.S. Government Portfolio will invest at least 80% of its net assets in short-term U.S. Government Obligations with maturities of 397 days or less and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

     The Portfolio's investments may include the following securities:

(I) UNITED STATES TREASURY OBLIGATIONS: Obligations issued by t he full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(II) OTHER OBLIGATIONS OF U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES:
     Marketable securities and instruments issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases, payment of interest and principal on such obligations is guaranteed by the U.S. Government, E.G., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, E.G., obligation of the Federal Home Loan Bank System and the Federal Farm Credit Bank. The Fund will invest in the securities of those agencies that are not guaranteed or backed by the full faith and credit of the U.S. Government only when the Manager, in its sole discretion, is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.

(III) REPURCHASE AGREEMENTS: The U.S. Government Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

MONEY MARKET PORTFOLIO

     The Money Market Portfolio intends to attain its investment objective through investments in the following securities:

(I) UNITED STATES GOVERNMENT SECURITIES: The Money Market Portfolio may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

(II) DOMESTIC AND FOREIGN BANK OBLIGATIONS: The Money Market Portfolio may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks. Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits purchased by the Fund will not benefit from insurance from the FDIC. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

     The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies. The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets. These investments must also meet the quality criteria discussed above under "Principal Investment Strategies - Generally."

     The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio's investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

     The Money Market Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to

     25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Fund's total assets at the time of purchase.

     Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers,
     (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(III) VARIABLE AMOUNT MASTER DEMAND NOTES: The Money Market Portfolio may purchase variable amount master demand notes. These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under "Principal Investment Strategies - Generally." The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(IV) COMMERCIAL PAPER AND CERTAIN DEBT OBLIGATIONS: The Money Market Portfolio may purchase commercial paper or similar debt obligations. Commercial paper is generally considered to be short-term unsecured debt of corporations.

(V) REPURCHASE AGREEMENTS: The Money Market Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

MUNICIPAL PORTFOLIO

     The Municipal Portfolio intends to attain its investment objective through investments in the following securities:

(I) MUNICIPAL SECURITIES: The Municipal Portfolio may purchase high quality tax-exempt money market instruments ("Municipal Securities"), including debt obligations issued to obtain funds for various public purposes (E.G., the construction of a wide range of public facilities), the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities. The Portfolio may also invest in certain types of private activity bonds or industrial development bonds, issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from regular federal income tax in the opinion of bond counsel. Interest on certain Municipal Securities may give rise to federal alternative minimum tax liability and may have other collateral federal income tax consequences.

(II) REPURCHASE AGREEMENTS: The Municipal Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Municipal Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

     For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

RISKS
--------------------------------------------------------------------------------

     The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund's investments could cause its share price (and the value of your investment) to change.

     Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government. Although many U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks ("FHLB") may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the U.S. Government. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

     The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, a Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

     The U.S. Government securities that the Fund may purchase include:

o U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

o Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

o Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

o Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

     Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume in most foreign securities markets is less than in the United States. The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers. In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

      The investment policies of the U.S. Government Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Government Portfolio is likely to be lower than the yield of the Money Market Portfolio.

     Since the Municipal Portfolio may contain municipal debt obligations, the value of these municipal obligations may be affected by uncertainties on the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

     A schedule of the Fund's complete portfolio holdings, current as of month-end, will be available on the Fund's website no earlier than 5 days after the end of each month. This information will remain available on the website at least until updated for the next month or until the Fund files with the Securities and Exchange Commission ("SEC") its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The most recent schedule is available on the Fund's website at http://www.money-funds.com/portfolioholdings or by calling toll free at (800) 433-1918. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information.

III.  MANAGEMENT, ORGANIZATION AND  CAPITAL STRUCTURE

     The Fund's investment manager is Reich & Tang Asset Management, LLC (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of September 30, 2006, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $ 17.1 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of eighteen registered investment companies, of which it acts as administrator for twelve. The Manager also advises pension trusts, profit-sharing trusts and endowments.

     Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages each Portfolio's securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund. Pursuant to the Investment Management Contract, each of the Portfolios pays an annual management fee of 0.12% of each Portfolio's average daily net assets. For the fiscal year ended March 31, 2006, the Fund paid the Manager a management fee equal to 0.11% of the U.S. Treasury and 0.09% of the Money Market Portfolios' average daily net assets. A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract is available in the Fund's annual report for the period ended March 31, 2006.

     Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager performs clerical, accounting supervision and office service functions for the Fund. The Manager provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager under the Investment Management Contract. For its services under the Administrative Services Contract, the Fund pays the Manager an annual fee of 0.05% of each Portfolio's average daily net assets. For the fiscal year ended March 31, 2006, the Fund paid the Manager a fee for administrative services equal to 0.01% of the U.S. Treasury and 0.02% of the Money Market Portfolios' average daily net assets.

     The Manager, at its discretion, may voluntarily waive all or a portion of the investment management and the administrative services fees. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares.

     In addition, Reich & Tang Distributors, Inc. (the "Distributor"), receives a servicing fee equal to 0.25% per annum of the average daily net assets of the Investor Class shares of each Portfolio under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly.

     The Distributor also receives a distribution fee in an amount not to exceed 0.20% per annum of the average daily net assets of the Investor Class shares, pursuant to the Distribution Agreement.

     Investment management fees and operating expenses, which are attributable to more than one Class of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.

IV.  SHAREHOLDER INFORMATION

     The Fund sells and redeems its shares on a continuing basis at their net asset value. The Fund does not impose a charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests. All transactions in Fund shares are effected through the Fund's transfer agent, who accepts orders for purchases and redemptions from Participating Organizations (see "Investments Through Participating Organizations" for a definition of Participating Organizations) and from investors directly.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------
     The net asset value of each Portfolio of the Fund's shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (I.E., national holidays) and (ii) Columbus Day and Veterans' Day. However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value. The net asset value is computed by dividing the value of each Portfolio's net assets (I.E., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding. Each Portfolio intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

     The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities in a Portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.

     Shares are issued as of the first determination of the Portfolio's net asset value per share made after acceptance of the investor's purchase order. In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as "Federal Funds"). Portfolio shares begin accruing income on the day the shares are issued to an investor.

     The Fund reserves the right to reject any purchase order of its shares. In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (I.E., travelers cheques, money orders, cashier's checks or similar instruments) and certain other forms of payment at its discretion. Certificates for Fund shares will not be issued to investors.

SUBSCRIBING TO THE FUND
--------------------------------------------------------------------------------

     At the time of initial investment in the Fund, investors must elect on their fund application the Class of shares of the Portfolio in which they wish to invest. Subject to the Portfolios' initial investment minimums, investors may divide their investment in the Fund between the Portfolios in any manner they choose by submitting a separate Fund application for each Portfolio. Investors may purchase shares of the Portfolios from a Participating Organization or directly. Certain Participating Organizations are compensated for their services by the Manager and/or the Distributor.

     Shareholders will have a separate account with the Fund for each Portfolio in which they invest. Certificates for Fund shares will not be issued to investors.

PURCHASE OF FUND SHARES
--------------------------------------------------------------------------------

     The Fund does not accept a purchase order from investors investing in the Fund directly (i.e., not through Participating Organizations) until an investor's payment has been converted into Federal Funds and is received by the Fund's transfer agent. Orders from these direct investors that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day.

     Investors may, if they wish, invest in the Fund through a Participating Organization with which they have accounts. Generally, all other investors, and investors who have accounts with Participating Organizations but do not wish to invest in the Fund through them, may invest in the Fund directly. Direct shareholders generally do not receive the benefit of the servicing functions performed by a Participating Organization.

     The minimum initial investment in the Fund for each Portfolio is $5,000 for the Investor Class. The minimum amount for subsequent investments is $100 for the Investor Class. The Fund may waive any minimum purchase requirements.

     The Fund will provide each shareholder, except certain investors, with a personalized monthly statement listing (i) the total number of Fund shares owned as of the statement closing date, (ii) purchases and redemptions of Fund shares, and (iii) the dividends paid on Fund shares (including dividends paid in cash or reinvested in additional Fund shares).

INVESTMENTS THROUGH PARTICIPATING
ORGANIZATIONS
--------------------------------------------------------------------------------

     Generally, investors purchasing shares through a Participating Organization are referred to as Participant Investors. Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. When instructed by a Participant Investor to purchase or redeem Fund shares, the Participating Organization, on behalf of the Participant Investor, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

     Participating Organizations may confirm to Participant Investors each purchase and redemption of Fund shares for their accounts. Also, Participating Organizations may send periodic account statements to their customers showing
(i) the total number of Fund shares owned by each Participant Investor as of the statement closing date, (ii) purchases and redemptions of Fund shares by each Participant Investor during the period covered by the statement, and (iii) the income earned by Fund shares of each Participant Investor during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

     Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than the net yield that could be achieved by investing in the Fund directly. Participating Organizations may also set deadlines for receipt of orders from Participant

Investors that are earlier than the order deadline of the Fund due to processing or other reasons. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

     Qualified Participating Organizations may transmit an investor's purchase or redemption order to the Fund's transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. on that day. The investor will then receive the net asset value of the Fund's shares determined as of 4:00 p.m. on the day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.

INITIAL DIRECT PURCHASES OF SHARES
--------------------------------------------------------------------------------

     Investors who wish to invest in the Fund directly may obtain a current Prospectus and the Fund application necessary to open an account by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918.

MAIL AND PERSONAL DELIVERY

     Investors may send or deliver a check made payable to "Daily Income Fund" along with a completed Fund application to:

      Daily Income Fund
      Reich & Tang Funds
      600 Fifth Avenue-8th Floor
      New York, New York 10020

     Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds. If your check is returned unpaid due to insufficient funds, your order will be cancelled and your account will be charged a $20.00 fee for each returned check.

BANK WIRE

     To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor, prior to his or her initial purchase of shares, should first telephone the Fund at (212) 830-5345 or toll free at (800) 433-1918 to obtain a Fund application necessary to open a new account. The investor should complete and fax the Fund application along with any required documentation to the Fund at (212) 315-1112. The original Fund application and documentation should then be mailed to the address specified under "Mail and Personal Delivery." The investor should then telephone the Fund at the above number to obtain a new account number and then instruct a member bank of the Federal Reserve System to wire the amount of the investment immediately to:

      The Bank of New York
      ABA # 021000018
      Reich & Tang Funds
      DDA # 890040352-7
      For Daily Income Fund
      Name of Portfolio
      Account of (INVESTOR'S NAME) -----------
      Fund Account # -------------------------
      SS#/Tax ID# ----------------------------

     An account will not be opened until the Fund has received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

     There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 4:00 p.m., Eastern time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

ELECTRONIC FUNDS TRANSFERS (EFT), PRE-AUTHORIZED CREDIT AND DIRECT DEPOSIT PRIVILEGE
--------------------------------------------------------------------------------

     You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, including federal salary, social security, or certain veteran's, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, please contact your broker or the Fund for the appropriate form. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Death or legal incapacity will automatically terminate your participation in the Privilege. Further, the Fund may terminate your participation in the Privilege upon 30 days' notice to you.

SUBSEQUENT PURCHASES OF SHARES
--------------------------------------------------------------------------------

     Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

      Daily Income Fund
      Mutual Funds Group
      P.O. Box 13232
      Newark, New Jersey 07101-3232

      There is a $100 minimum for the Investor Class for subsequent purchases of shares. All payments should clearly indicate the shareholder's account number.

      Provided that the information on the application form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new Fund application at any time during the year the shareholder's account is closed or during the following calendar year.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Portfolio following receipt by the Fund's transfer agent of the redemption order (and any supporting documentation that the Fund's transfer agent may require). Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, if the redemption proceeds are paid by wire (on the next Fund Business Day if paid by check). However, redemption payments will not be paid out unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, which could take up to 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

     A shareholder's original Fund application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original Fund application by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

     When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature. It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.

WRITTEN REQUESTS

      Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

      Daily Income Fund
      c/o Reich & Tang Funds
      600 Fifth Avenue-8th Floor
      New York, New York 10020

      All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed, unless otherwise indicated on the Fund application or in a subsequent written authorization.

      Normally the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

CHECKS

     By making the appropriate election on their Fund application, shareholders may request a supply of checks that may be used to effect redemptions from the Class of shares of the Fund in which they invest. The checks, which will be issued in the shareholder's name, are drawn on a special account maintained by the Fund with the Fund's agent bank. Checks may be drawn in any amount of $250 or more. When a check is presented to the Fund's agent bank, it instructs the Fund's transfer agent to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Checks provided by the Fund may not be certified. Investors who purchase Fund shares by check may not receive their redemption proceeds until the check has cleared, which can take up to 15 days following the date of purchase.

     There is no charge to the shareholder for checks provided by the Fund, although there may be fees charged for checks provided in connection with certain cash management programs offered through Participating Organizations. The Fund reserves the right to impose a charge or impose a different minimum check amount in the future.

     Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund's agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder's election, require only one signature. Checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment will not be honored. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. Shareholders will be charged a $16 fee for any stop payment requests, a $15 fee if the Fund is requested to deliver a supply of checks overnight and a $4 fee for each copy of a check requested. In addition, the Fund reserves the right to charge the shareholder's account a fee of up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check and/or a post-dated check. The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund's shareholders.

     Corporations and other entities electing the checking option are required to furnish a certified resolution or other evidence of authorization in accordance with the Fund's normal practices. Individuals and joint tenants are not required to furnish any supporting documentation. Appropriate authorization forms will be sent by the Fund or its agents to corporations and other shareholders who select this option. As soon as the authorization forms are filed in good order with the Fund's agent bank, the Fund will provide the shareholder with a supply of checks.

TELEPHONE

     The Fund accepts telephone requests for redemption from shareholders who elect this option on their Fund application. The proceeds of a telephone redemption may be sent to the shareholder at their address of record or, if in excess of $1,000, to their bank accounts, both as set forth in the Fund application or in a subsequent signature guaranteed written authorization. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. Failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

     A shareholder making a telephone withdrawal should call the Fund at (212) 830-5345 or toll free at (800) 433-1918, and state: (i) the name of the shareholder appearing on the Fund's records, (ii) the shareholder's account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder's designated bank account or address, and
(v) the name of the person requesting the redemption. Usually the proceeds are sent to the designated bank account or address on the same Fund Business Day the redemption is effected, if the redemption proceeds are being paid by wire (on the next Fund Business Day if paid by check). The Fund may modify or discontinue the telephone redemption option at any time and will notify shareholders accordingly.

GENERALLY

     There is no redemption charge, although there may be a fee charged on certain wire redemption requests, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all of his shares of a Portfolio, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption. A redemption of shares may result in taxable income to the shareholder.

     The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings),
(ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iv) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.

     The Fund and its agents reserve the right to "freeze" or "block" (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of "blocked" entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

     The Fund reserves the right to redeem the shares of any shareholder if the total value of all the remaining shares in the shareholder's or its Participating Organization's account after a withdrawal is less than $500 for the Investor Class. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization. The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption. A shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase its account value to the minimum amount during the notice period. Shareholders who purchase shares under these circumstances are not subject to the normal minimums for subsequent purchases.

     In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder's account if the Fund and its agents are unable to verify the shareholder's identity within a reasonable time after the shareholder's account is opened. If the Fund closes a shareholder's account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

SPECIFIED AMOUNT AUTOMATIC
WITHDRAWAL PLAN
--------------------------------------------------------------------------------

     Shareholders may elect to withdraw shares and receive payment from the Fund of a specified amount of $50 or more automatically on a monthly or quarterly basis. The monthly or quarterly withdrawal payments of the specified amount are made by the Fund on the date specified on the Automatic Withdrawal Authorization form. Whenever such day of the month is not a Fund Business Day, the payment date is the Fund Business Day preceding the day of the month specified on the Automatic Withdrawal Authorization form. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder's investment.

     The election to receive automatic withdrawal payments may be made at the time of the original application by completing an Automatic Authorization Withdrawal form. The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the Fund's transfer agent. Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder. However, the Fund does not expect that there will be any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------
     The Fund declares dividends equal to all its net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

     Distributions of long-term capital gains, if any, are paid by the U.S. Treasury, U.S. Government Portfolio and Money Market

Portfolios at least once a year and, at the shareholder's option, are paid in cash or reinvested in additional shares of the Portfolio from which they were paid having an aggregate net asset value equal to the cash amount.

     All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder.

     Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions.

     While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Except as described herein, each Portfolio's net investment income (including net realized short-term capital gains, if any) will be declared as a dividend on each Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund pays dividends monthly. Capital gains distributions, if any, will be made at least annually, and in no event later than 60 days after the end of the Fund's fiscal year. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

     Because the Investor Class shares bear the service fee under the Fund's 12b-1 Plan, the net income of and the dividends payable to this share class may be lower than the net income of and dividends payable to other shares of the Fund. Dividends paid to each Class of shares of each Portfolio of the Fund will, however, be declared on the same days at the same times and, except as noted with respect to the service fees payable under the Plan, will be determined in the same manner and paid in the same amounts.

RETIREMENT PLANS
--------------------------------------------------------------------------------
     The Money Market Portfolio has available a form of individual retirement account ("IRA") for investment in the Portfolio's shares. In general, an individual can make an annual contribution to an IRA in an amount equal to the lesser of the deductible amount or 100% of the individual's earned income. The deductible amount is $4,000 for the years 2005 through 2007 and $5,000 for the year 2008 and thereafter. In the case of an individual who has attained the age of 50, the deductible amount is increased by $500 for the years 2005 and is increased by $1,000 for the year 2006 and thereafter. In addition, in the case of a married couple filing a joint return, annual IRA contributions in an amount that does not exceed the deductible amount can generally be made for each spouse, as long as the combined compensation of both spouses is at least equal to the contributed amounts.

     IRA contributions can, in general, be made to either traditional deductible IRAs, traditional non-deductible IRAs or non-deductible Roth IRAs, a new type of IRA established by the Taxpayer Relief Act of 1997. Contributions to a Roth IRA are not deductible, but qualified distributions from a Roth IRA are not includable in income or subject to the additional ten-percent tax on early withdrawals, if deemed a qualified distribution. A "qualified distribution" is a distribution that is made after the end of the five taxable year period beginning with the first taxable year in which the individual made a contribution to a Roth IRA, and which is made on or after the date in which the individual attains an age of 59 1/2, made to a beneficiary on or after the death of the individual, is attributable to the disability of the individual, or is a distribution for specified first-time home buyer expenses.

     Contributions to traditional deductible IRAs and Roth IRAs may be limited based on adjusted gross income levels. The ability of a person who is an active participant in an employer sponsored retirement plan to make deductible contributions to a regular IRA is phased out based on the individual's adjusted gross incomes. For 2005, the phase out occurs over a range of adjusted gross incomes from $70,000 to $80,000 on a joint return and $50,000 to $60,000 on a single return. The phase out range for a married individual who is not an active participant but whose spouse is an active participant is between $150,000 and $160,000.

     The maximum annual contribution that can be made to a Roth IRA is also subject to phase out rules that apply to married individuals filing joint returns when adjusted gross income is between $150,000 and $160,000 and to single individuals when adjusted gross income is between $95,000 and $110,000.

     For both traditional deductible IRAs and Roth IRAs, the phase out range for married individuals filing separate returns is from $0 to $10,000. The minimum investment required to open an IRA is $250. Generally, there are penalties for premature distributions from a traditional deductible IRA before the attainment of age 59 1/2, except in the case of the participant's death or disability and certain other circumstances including first-time home buyer expenses and certain education expenses.

     In addition, subject to certain limitations, amounts an individual received from a traditional IRA, an employer's qualified retirement plan for its employees or a tax-sheltered annuity plan (Section 403(b)) may be eligible for tax-free rollover into a traditional IRA. Also, distributions after December 31, 2001 from a deferred compensation plan of a state or local government, a Section 457 plan, may be eligible for tax-free rollover to a traditional IRA.

     Fund shares may also be a suitable investment for assets of other types of qualified pension or profit-sharing plans, including cash or deferred or salary reduction "Section 401(k) plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans.

     Persons desiring information concerning investments by IRAs and other retirement plans should write or telephone the Fund.

FREQUENT TRADING
--------------------------------------------------------------------------------

     The Reich & Tang family of funds discourages short-term or excessive trading ("frequent trading") of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in the fund's share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund's portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

     Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

     Nonetheless, as indicated under "Pricing of Fund Shares" the Fund reserves the right to reject any purchase order for its shares for any reason and thus may exercise such right in the event it determines that a purchase order is disruptive to the Fund's management or otherwise. The Fund's procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase orders it determines in its discretion to be disruptive. The Fund may change it policies relating to frequent trading at any time without prior notice to shareholders.

TAX CONSEQUENCES
--------------------------------------------------------------------------------

     The Fund intends to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code for each Portfolio. To qualify as a regulated investment company, each Portfolio must meet certain tests concerning its investments and distributions. For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on income distributed to its shareholders in the form of dividends or capital gains distributions. Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes each year at least 98% of its ordinary income and 98% of its capital gain income to its shareholders and any undistributed amounts from prior years. Dividends of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income and will not be eligible, in the case of corporate shareholders, for the dividends-received deduction.

     Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares. The Fund expects that as a result of its investment objectives, distributions will consist primarily of ordinary income. A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

     A shareholder's tax basis for its shares in the Fund will be its cost of the shares, including any fees or expenses. The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder's tax basis for the shares and the proceeds received on the sale. Gain or loss generally will be treated as capital gain or loss if the shares in the Fund are held as capital assets. Such gain or loss will be long-term if the investor has held the shares in the Fund for more than one year, and, for individual shareholders may qualify for the maximum capital gain tax rate of 15% rather than the tax rate applicable to ordinary income. The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized. In either case, loss recognition may be affected by the loss disallowance rules of the Internal Revenue Code.

     The Fund is required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gains distributions and redemptions) paid to shareholders who have not complied with Internal Revenue Code requirements regarding the supplying of their taxpayer identification number and the reporting of income. In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

     Distributions from the U.S. Treasury and U.S. Government Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof may be exempt from state and local taxes in certain states. Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes. Additional tax information is provided in the Statement of Additional Information.

V.   DISTRIBUTION ARRANGEMENTS
RULE 12B-1 FEES
--------------------------------------------------------------------------------

     Investors do not pay a front-end sales charge to purchase shares of the Fund. However, the Fund pays fees in connection with distribution of shares and/or for the provision of servicing to the Investor Class shareholders. The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     The Fund's Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the "Plan"),with respect to the Investor Class shares of the Fund, and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and Shareholder Servicing Agreement.

     Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares. The Distributor receives a distribution fee not to exceed 0.20% per annum of the average daily net assets of the Investor Class shares. As agent for the Fund, the Distributor will solicit orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.

     The Distributor may use the distribution fee to pay the cost of, and to compensate others, including Participating Organizations that provide distribution assistance with respect to these classes. This fee is accrued daily and paid monthly.

     Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Investor Class shares, a service fee equal to 0.25% per annum of each Portfolio's Investor Class shares' average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. This fee is accrued daily and paid monthly. Any portion of the fees may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Investor Class shares of each Portfolio.

     The Plan and the Shareholder Servicing Agreement provide that the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Investor Class shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Fund's Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

     The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee, and past profits for the following purposes: (i) to pay the cost of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Investor Class shares of the Fund; (ii) to compensate Participating Organizations for providing assistance in distributing the Investor Class shares of the Fund; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund's shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee (with respect to Investor Class shares) and past profits, for the purposes enumerated in (i) above. The Distributor may determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract, Administrative Services Agreement, Distribution Agreement or Shareholder Servicing Agreement in effect for that year.

     The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Fund under the Plan), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers' assets in the Fund. These payments may be referred to as "revenue sharing," but do not change the price paid by investors to purchase the Fund's shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates. Additional information regarding these payments can be found in the Fund's Statement of Additional Information. In addition, to the extent allowable under the National Association of Securities Dealers ("NASD") rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.

VI.  FINANCIAL HIGHLIGHTS

     There are no financial highlights available for the Investor Class as these portfolios have no operating history.

                     NOTICE OF REICH & TANG* PRIVACY POLICY

     We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.

     We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us. We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account. In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.

     We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.

     We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.


* For purposes of this notice, "Reich & Tang" includes: Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

                       THIS IS NOT PART OF THE PROSPECTUS

A current SAI has been filed with the           DAILY
Securities and Exchange Commission.             INCOME
Information about the Fund (including           FUND
the SAI) is also available from the
Public Reference Room of the Securities         INVESTOR CLASS SHARES
and Exchange Commission. Information on
the operation of the Public Reference
Room may be obtained by calling the                     PROSPECTUS
Commission at (202) 942-8090. Fund                      October 16, 2006
reports and other information about the
Fund are available on the EDGAR Database
on the Commission's Internet site at
http://www.sec.gov. Copies of this
information may be obtained, after
paying a duplicating fee, by electronic
request at publicinfo@sec.gov, or by
writing the Commission's Public
Reference Section, Washington, D.C.
20549-0102.
========================================

========================================
A Statement of Additional Information
(SAI) dated October 16, 2006, includes
additional information about the Fund
and its investments and is incorporated
by reference into this Prospectus.
Further information about Fund
investments is available in the annual
and semi-annual shareholder reports. You may obtain the SAI, the annual and semi-annual reports without charge by calling the Fund toll free at (800)
433-1918. You may also obtain the SAI
and the annual and semi-annual reports
without charge by visiting the Fund's
website at
http://www.money-funds.com/funds/index.
To request other information about the
Fund, please call your financial
intermediary or the Fund.

Investment Company Act No. 811-8312

      REICH & TANG DISTRIBUTORS, INC.
            600 Fifth Avenue
           New York, NY 10020
             (212) 830-5345

DIF10/06P

                                                                     Rule 497(e)
                                                       Registration No. 33-74470
--------------------------------------------------------------------------------
DAILY INCOME FUND                                     600 FIFTH AVENUE
                                                      NEW YORK, NY 10020
  SHORT TERM INCOME SHARES CLASS SHARES               (212) 830-5345
  RETAIL CLASS SHARES                                 (800) 433-1918 (TOLL FREE)
================================================================================

PROSPECTUS
OCTOBER 16, 2006

The investment objective of the U.S. Treasury Portfolio, U.S Government Portfolio and the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

  2     Risk/Return Summary: Investments, Risks               17   Management, Organization
        and Performance                                            and Capital Structure
  7     Risk/Return Summary:  Fee Table                       18   Shareholder Information
 11     Investment Objectives, Principal Investment           28   Distribution Arrangements
        Strategies and Related Risks                          30   Financial Highlights

THE NOTICE OF THE REICH & TANG PRIVACY POLICY IS INCLUDED WITH THIS PROSPECTUS BUT IS NOT PART OF THE PROSPECTUS.

I. RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------

     The Fund is comprised of four portfolios - the U.S. Treasury Portfolio, the U.S. Government Portfolio, the Money Market Portfolio and the Municipal Portfolio (each a "Portfolio" and collectively, the "Portfolios").

     The investment objective of the U.S. Treasury Portfolio, the U.S. Government Portfolio and the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     There is no assurance that the Portfolios will achieve their investment objectives.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The Fund intends to achieve its investment objectives through four separate Portfolios. Each Portfolio is a money market portfolio that invests in high quality, short-term debt instruments. The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 90 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.

     Each Portfolio's strategy is as follows:

THE U.S. TREASURY PORTFOLIO

     The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less.

THE U.S. GOVERNMENT PORTFOLIO

     The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, ("U.S. Government Obligations") with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

THE MONEY MARKET PORTFOLIO

     The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities.

THE MUNICIPAL PORTFOLIO

     The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein, the interest on which is exempt from regular federal income tax. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days prior notice of any change in this policy.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

RISKS COMMON TO ALL PORTFOLIOS:

o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o The value of the Fund's shares and the securities held by the Fund can each decline in value.

o The amount of income the Fund generates will vary with changes in prevailing interest rates.

o An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

RISKS OF INVESTING IN THE U.S. TREASURY PORTFOLIO:

o The U.S. Treasury Portfolio's investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments. The yield and total return of the U.S. Treasury Portfolio is likely to be lower than that of the Money Market Portfolio.

RISKS OF INVESTING IN THE U.S GOVERNMENT PORTFOLIO:

o The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue U.S. Government Obligations. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

RISKS OF INVESTING IN THE MONEY MARKET PORTFOLIO:

o The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

RISKS OF INVESTING IN THE MUNICIPAL PORTFOLIO:

o The Municipal Portfolio may contain municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

RISK/RETURN BAR CHART AND TABLE
--------------------------------------------------------------------------------

     The following bar charts and tables may assist you in deciding whether to invest in a Portfolio of the Fund. The bar charts show the change in the annual total returns of the U.S. Treasury Portfolio (Institutional Service Class shares) and the Money Market Portfolio (Institutional Class shares) (which are not offered by this prospectus) for the last ten calendar years, respectively. The table for the U.S. Treasury Portfolio shows the average annual total returns of the Institutional Class and the Institutional Service Class of the Portfolio (which are not offered by this prospectus) for the last one year, five year and since inception periods. The table for the Money Market Portfolio shows the average annual total returns of the Institutional Class and the Institutional Service Class (which are not offered by this prospectus) for the last one year, five year, ten year and since inception periods. Performance history for the Short Term Income Shares Class and the Retail Class of the U.S. Treasury Portfolio and Money Market Portfolio will be provided in the tables once these classes have been in existence for a full calendar year. A bar chart and table for the U.S. Government Portfolio, and the Municipal Portfolio will be provided once these Portfolios have been in existence for a full calendar year. While analyzing this information, please note that the Portfolios' past performance is not an indication of how the Fund will perform in the future. The current 7-day yield for the U.S. Treasury Portfolio and the Money Market Portfolio may be obtained by calling the Fund at
(212) 830-5345 or toll free at (800) 433-1918.

[GRAPHIC OMITTED]

     U.S.Treasury Portfolio - Institutional Service Class Shares (1)(2)(3)(4)


Calendar Year End   % Total Return
-----------------   ---------------
1996                5.01%
1997                5.17%
1998                5.07%
1999                4.59%
2000                5.88%
2001                3.78%
2002                1.47%
2003                0.74%
2004                0.87%
2005                2.70%

(1) The chart shows returns for the U.S. Treasury Portfolio Institutional Service Class shares of the Fund (which are not offered by this Prospectus) since, as of December 31, 2005, there were no Short Term Income or Retail Class shares issued by the Fund. All Classes of the Fund will have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. If the expenses of the Short Term Income or Retail Class shares are higher than the U.S. Treasury Portfolio Institutional Service Class shares, then your returns may be lower.

(2) As of September 30, 2006, the U.S. Treasury Portfolio Institutional Service Class shares had a year-to-date return of 3.29%.

(3) The U.S. Treasury Portfolio Institutional Service Class shares' highest quarterly return was 1.53% for the quarter ended December 31, 2000; the lowest quarterly return was 0.14% for the quarter ended March 31, 2004.

(4) Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

AVERAGE ANNUAL TOTAL RETURNS - FOR THE PERIODS ENDED DECEMBER 31, 2005

                                      INSTITUTIONAL CLASS       INSTITUTIONAL SERVICE CLASS

One Year                                    2.96%                         2.70%
Five Years                                  2.16%                         1.90%
Ten Years                                    N/A                          3.51%
Since Inception*                            3.63%                         3.53%

* The inception date for the Institutional Class shares was November 18, 1996, and for the Institutional Service Class shares was November 29, 1995.

[GRAPHIC OMITTED]

             Money Market Portfolio - Institutional Class (1)(2)(3)(4)

Calendar Year End   % Total Return
-----------------   ---------------
1996                5.44%
1997                5.59%
1998                5.54%
1999                5.19%
2000                6.45%
2001                4.15%
2002                1.73%
2003                1.08%
2004                1.26%
2005                3.12%

(1) The chart shows returns for the Money Market Portfolio Institutional Class shares of the Fund (which are not offered by this Prospectus) since, as of December 31, 2005, there were no Short Term Income or Retail Class shares issued by the Fund. All Classes of the Fund will have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. If the expenses of the Short Term Income or Retail Class shares are higher than the Money Market Portfolio Institutional Class shares, then your returns may be lower.

(2) As of September 30, 2006, the Money Market Portfolio Institutional Class shares had a year-to-date return of 3.62%.

(3) The Money Market Portfolio Institutional Class shares' highest quarterly return was 1.65% for the quarter ended September 30, 2000; the lowest quarterly return was 0.23% for the quarter ended March 31, 2004.

(4) Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

AVERAGE ANNUAL TOTAL RETURNS - FOR THE PERIODS ENDED DECEMBER 31, 2005

                                      INSTITUTIONAL CLASS       INSTITUTIONAL SERVICE CLASS

One Year                                    3.12%                        2.84%
Five Years                                  2.26%                        1.99%
Ten Years                                   3.93%                        3.67%
Since Inception*                            4.16%                        3.81%

* The inception date for the Institutional Class shares was April 14, 1994, and for the Institutional Service Class shares was April 6, 1995.

                                    FEE TABLE
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares in any of the Fund's Portfolios.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charge (Load) Imposed on Purchases..........           None
Wire Redemption Fee...............................          $15.00*

* There is a $15 fee for all wire redemptions of less than $10,000.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                    U.S. TREASURY PORTFOLIO
                                                    SHORT
                                                 TERM INCOME         RETAIL
                                                SHARES CLASS          CLASS

Management Fees ...............................       0.12%           0.12%
Distribution and Service (12b-1) Fees..........       0.70%           0.90%
Other Expenses*................................       0.15%           0.15%
  Administration Fees.......................... 0.05%           0.05%
                                                     -------         ------
Total Annual Fund Operating Expenses...........       0.97%           1.17%
Less fee waiver**..............................      (0.07%)         (0.17%)
                                                      -----           -----
Total Net Annual Fund Operating Expenses.......       0.90%           1.00%

* These percentages are based on estimated amounts for the current fiscal year as there were no shares of the Short Term Income Shares Class or the Retail Class issued during the fiscal year ended March 31, 2006.

** The Fund's Manager and Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 0.90% and 1.00% for the Short Term Income Shares Class and the Retail Class, respectively for the period August 1, 2006 through July 31, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the U.S.
Treasury Portfolio with the cost of investing in other money market funds. The
Example assumes that you invest $10,000 in the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 YEAR         3 YEARS
SHORT TERM INCOME SHARES CLASS:          $92            $302
RETAIL CLASS:                            $102           $355

                                    FEE TABLE
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares in any of the Fund's Portfolios.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charge (Load) Imposed on Purchases..........           None
Wire Redemption Fee...............................           $15.00*

* There is a $15 fee for all wire redemptions of less than $10,000.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                   U.S. GOVERNMENT PORTFOLIO
                                                      SHORT
                                                    TERM INCOME       RETAIL
                                                    SHARES CLASS      CLASS

Management Fees ...............................       0.12%           0.12%
Distribution and Service (12b-1) Fees..........       0.70%           0.90%
Other Expenses*................................       0.26%           0.26%
  Administration Fees.......................... 0.05%           0.05%
                                                     -------         ------
Total Annual Fund Operating Expenses...........       1.08%           1.28%
Less fee waiver**..............................      (0.23%)         (0.28%)
                                                      -----           -----
Total Net Annual Fund Operating Expenses.......       0.85%           1.00%

* These percentages are based on estimated amounts for the current fiscal year as there were no shares of any class of the U.S. Government Portfolio issued during the fiscal year ended March 31, 2006.

** The Fund's Manager and Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 0.85% and 1.00% for the Short Term Income Shares Class and the Retail Class, respectively for the period August 1, 2006 through July 31, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the U.S.
Government Portfolio with the cost of investing in other money market funds. The
Example assumes that you invest $10,000 in the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR         3 YEARS

SHORT TERM INCOME SHARES CLASS:         $ 87           $321
RETAIL CLASS:                           $102           $378

                                    FEE TABLE
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares in any of the Fund's Portfolios.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charge (Load) Imposed on Purchases..........           None
Wire Redemption Fee...............................           $15.00*

* There is a $15 fee for all wire redemptions of less than $10,000.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                      MONEY MARKET PORTFOLIO
                                                    SHORT
                                                  TERM INCOME         RETAIL
                                                  SHARES CLASS        CLASS

Management Fees ...............................       0.12%           0.12%
Distribution and Service (12b-1) Fees..........       0.70%           0.90%
Other Expenses*................................       0.14%           0.14%
  Administration Fees.......................... 0.05%           0.05%
                                                     -------         ------
Total Annual Fund Operating Expenses...........       0.96%           1.16%
Less fee waiver**..............................      (0.02%)         (0.16%)
                                                      -----           -----
Total Net Annual Fund Operating Expenses.......       0.94%           1.00%

* These percentages are based on estimated amounts for the current fiscal year as there were no shares of the Short Term Income Shares Class or the Retail Class issued during the fiscal year ended March 31, 2006.

** The Fund's Manager and Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 0.94% and 1.00% for the Short Term Income Shares Class and the Retail Class, respectively for the period August 1, 2006 through July 31, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Money
Market Portfolio with the cost of investing in other money market funds. The
Example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 YEAR         3 YEARS

SHORT TERM INCOME SHARES CLASS:          $96            $304
RETAIL CLASS:                            $102           $353

                                    FEE TABLE
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares in any of the Fund's Portfolios.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charge (Load) Imposed on Purchases..........           None
Wire Redemption Fee...............................          $15.00*

* There is a $15 fee for all wire redemptions of less than $10,000.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                      MUNICIPAL PORTFOLIO
                                                    SHORT
                                                 TERM INCOME          RETAIL
                                                 SHARES CLASS         CLASS

Management Fees ...............................       0.12%           0.12%
Distribution and Service (12b-1) Fees..........       0.70%           0.90%
Other Expenses*................................       0.25%           0.25%
  Administration Fees.......................... 0.05%           0.05%
                                                     -------         ------
Total Annual Fund Operating Expenses...........       1.07%           1.27%
Less fee waiver**..............................      (0.31%)         (0.27%)
                                                      -----           -----
Total Net Annual Fund Operating Expenses.......       0.76%           1.00%

* These percentages are based on estimated amounts for the current fiscal year as there were no shares of any class of the Municipal Portfolio issued during the fiscal year ended March 31, 2006.

** The Fund's Manager and Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 0.76% and 1.00% for the Short Term Income Shares Class and the Retail Class, respectively for the period August 1, 2006 through July 31, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Municipal Portfolio with the cost of investing in other money market funds. The
Example assumes that you invest $10,000 in the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR         3 YEARS

SHORT TERM INCOME SHARES CLASS:         $ 78           $310
RETAIL CLASS:                           $102           $376

II.  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------

     The Fund is a money market fund which seeks to achieve the following investment objectives through its four Portfolios. The investment objective of the U.S. Treasury Portfolio, U.S. Government Portfolio and the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     There can be no assurance that a Portfolio will achieve its investment objective.

     The investment objective of any Portfolio of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of such Portfolio.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

GENERALLY

     In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, will be 90 days or less.

     The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or are unrated securities but which have been determined by the Fund's investment manager to be of comparable quality.

     Each Portfolio of the Fund shall invest not more than 5% of its total assets in securities issued by a single issuer.

     With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution.

     The Fund's investment manager considers the following factors when buying and selling securities for each of the Fund's Portfolios: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

     As a temporary defensive measure a Portfolio may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund's investment manager. Such a temporary defensive position may cause the Portfolio to not achieve its investment objective.

U.S. TREASURY PORTFOLIO

     The U.S. Treasury Portfolio intends to attain its investment objective through investments limited to obligations issued or guaranteed by the United States Government including repurchase agreements covering those types of obligations. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

     The Fund will enter into repurchase agreements for inclusion in the U.S. Treasury Portfolio only if the instruments serving as collateral for the agreements are eligible for inclusion in the U.S. Treasury Portfolio.

     The Portfolio's investments may include the following securities:

(I) UNITED STATES TREASURY OBLIGATIONS: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(II) OTHER UNITED STATES GOVERNMENT OBLIGATIONS: Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

(III) REPURCHASE AGREEMENTS: The U.S. Treasury Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

     The investment policies of the U.S. Treasury Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Treasury Portfolio is likely to be lower than the yield of the Money Market Portfolio.

U.S. GOVERNMENT PORTFOLIO

     Under normal market circumstances, the U.S. Government Portfolio will invest at least 80% of its net assets in short-term U.S. Government Obligations with maturities of 397 days or less and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

     The Portfolio's investments may include the following securities:

(I) UNITED STATES TREASURY OBLIGATIONS: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(II) OTHER OBLIGATIONS OF U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES:
     Marketable securities and instruments issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases, payment of interest and principal on such obligations is guaranteed by the U.S. Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligation of the Federal Home Loan Bank System and the Federal Farm Credit Bank. The Fund will invest in the securities of those agencies that are not guaranteed or backed by the full faith and credit of the U.S. Government only when the Manager, in its sole discretion, is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.

(III) REPURCHASE AGREEMENTS: The U.S. Government Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

MONEY MARKET PORTFOLIO

     The Money Market Portfolio intends to attain its investment objective through investments in the following securities:

(I) UNITED STATES GOVERNMENT SECURITIES: The Money Market Portfolio may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

(II) DOMESTIC AND FOREIGN BANK OBLIGATIONS: The Money Market Portfolio may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks. Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits purchased by the Fund will not benefit from insurance from the FDIC. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

      The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies. The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets. These investments must also meet the quality criteria discussed above under "Principal Investment Strategies - Generally."

     The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio's investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

     The Money Market Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Fund's total assets at the time of purchase.

      Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers,
      (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(III) VARIABLE AMOUNT MASTER DEMAND NOTES: The Money Market Portfolio may purchase variable amount master demand notes. These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under "Principal Investment Strategies - Generally." The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(IV) COMMERCIAL PAPER AND CERTAIN DEBT OBLIGATIONS: The Money Market Portfolio may purchase commercial paper or similar debt obligations. Commercial paper is generally considered to be short-term unsecured debt of corporations.

(V) REPURCHASE AGREEMENTS: The Money Market Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

MUNICIPAL PORTFOLIO

     The Municipal Portfolio intends to attain its investment objective through investments in the following securities:

(I) MUNICIPAL SECURITIES: The Municipal Portfolio may purchase high quality tax-exempt money market instruments ("Municipal Securities"), including debt obligations issued to obtain funds for various public purposes (E.G., the construction of a wide range of public facilities), the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities. The Portfolio may also invest in certain types of private activity bonds or industrial development bonds, issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from regular federal income tax in the opinion of bond counsel. Interest on certain Municipal Securities may give rise to federal alternative minimum tax liability and may have other collateral federal income tax consequences.

(II) REPURCHASE AGREEMENTS: The Municipal Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Municipal Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

     For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

RISKS
--------------------------------------------------------------------------------

     The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund's investments could cause its share price (and the value of your investment) to change.

     Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government. Although many U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks ("FHLB") may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the U.S. Government. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

     The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, a Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

     The U.S. Government securities that the Fund may purchase include:

o U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

o Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

o Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

o Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

     Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume in most foreign securities markets is less than in the United States. The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers. In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

     The investment policies of the U.S. Government Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Government Portfolio is likely to be lower than the yield of the Money Market Portfolio.

     Since the Municipal Portfolio may contain municipal debt obligations, the value of these municipal obligations may be affected by uncertainties on the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

     A schedule of the Fund's complete portfolio holdings, current as of month-end, will be available on the Fund's website no earlier than 5 days after the end of each month. This information will remain available on the website at least until updated for the next month or until the Fund files with the Securities and Exchange Commission ("SEC") its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The most recent schedule is available on the Fund's website at http://www.money-funds.com/portfolioholdings or by calling toll free at (800) 433-1918. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information.

III.  MANAGEMENT, ORGANIZATION AND  CAPITAL STRUCTURE

     The Fund's investment manager is Reich & Tang Asset Management, LLC (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of September 30, 2006, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $ 17.1 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of eighteen registered investment companies, of which it acts as administrator for twelve. The Manager also advises pension trusts, profit-sharing trusts and endowments.

     Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages each Portfolio's securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund. Pursuant to the Investment Management Contract, each of the Portfolios pays an annual management fee of 0.12% of each Portfolio's average daily net assets. For the fiscal year ended March 31, 2006, the Fund paid the Manager a management fee equal to 0.11% of the U.S. Treasury and 0.09% of the Money Market Portfolios' average daily net assets. A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract is available in the Fund's annual report for the period ended March 31, 2006.

     Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager performs clerical, accounting supervision and office service functions for the Fund. The Manager provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager under the Investment Management Contract. For its services under the Administrative Services Contract, the Fund pays the Manager an annual fee of 0.05% of each Portfolio's average daily net assets. For the fiscal year ended March 31, 2006, the Fund paid the Manager a fee for administrative services equal to 0.01% of the U.S. Treasury and 0.02% of the Money Market Portfolios' average daily net assets.

     The Manager, at its discretion, may voluntarily waive all or a portion of the investment management and the administrative services fees. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares.

     In addition, Reich & Tang Distributors, Inc. (the "Distributor"), receives a servicing fee equal to 0.25% per annum of the average daily net assets of the Short Term Income Shares Class shares and Retail Class shares of each Portfolio under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly.

     The Distributor also receives a distribution fee in an amount not to exceed 0.45% and 0.65% per annum of the average daily net assets of the Short Term Income Shares Class shares and the Retail Class shares, respectively, pursuant to the Distribution Agreement.

     Investment management fees and operating expenses, which are attributable to more than one Class of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.

IV.  SHAREHOLDER INFORMATION

     The Fund sells and redeems its shares on a continuing basis at their net asset value. The Fund does not impose a charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests. All transactions in Fund shares are effected through the Fund's transfer agent, who accepts orders for purchases and redemptions from Participating Organizations (see "Investments Through Participating Organizations" for a definition of Participating Organizations) and from investors directly.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

     The net asset value of each Portfolio of the Fund's shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (I.E., national holidays) and (ii) Columbus Day and Veterans' Day. However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value. The net asset value is computed by dividing the value of each Portfolio's net assets (I.E., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding. Each Portfolio intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

     The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities in a Portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.

     Shares are issued as of the first determination of the Portfolio's net asset value per share made after acceptance of the investor's purchase order. In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as "Federal Funds"). Portfolio shares begin accruing income on the day the shares are issued to an investor.

     The Fund reserves the right to reject any purchase order of its shares. In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (I.E., travelers cheques, money orders, cashier's checks or similar instruments) and certain other forms of payment at its discretion. Certificates for Fund shares will not be issued to investors.

SUBSCRIBING TO THE FUND
--------------------------------------------------------------------------------

     At the time of initial investment in the Fund, investors must elect on their fund application the Class of shares of the Portfolio in which they wish to invest. Subject to the Portfolios' initial investment minimums, investors may divide their investment in the Fund between the Portfolios in any manner they choose by submitting a separate Fund application for each Portfolio. Investors may purchase shares of the Portfolios from a Participating Organization or directly. Certain Participating Organizations are compensated for their services by the Manager and/or the Distributor.

     Shareholders will have a separate account with the Fund for each Portfolio in which they invest. Certificates for Fund shares will not be issued to investors.

PURCHASE OF FUND SHARES
--------------------------------------------------------------------------------

     The Fund does not accept a purchase order from investors investing in the Fund directly (I.E., not through Participating Organizations) until an investor's payment has been converted into Federal Funds and is received by the Fund's transfer agent. Orders from these direct investors that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day.

     Investors may, if they wish, invest in the Fund through a Participating Organization with which they have accounts. Generally, all other investors, and investors who have accounts with Participating Organizations but do not wish to invest in the Fund through them, may invest in the Fund directly. Direct shareholders generally do not receive the benefit of the servicing functions performed by a Participating Organization.

     The minimum initial investment in the Fund for each Portfolio is $5,000 for the Short Term Income Shares Class and the Retail Class. The minimum amount for subsequent investments is $100 for the Short Term Income Shares Class and the Retail Class. The Fund may waive any minimum purchase requirements.

     The Fund will provide each shareholder, except certain investors, with a personalized monthly statement listing (i) the total number of Fund shares owned as of the statement closing date, (ii) purchases and redemptions of Fund shares, and (iii) the dividends paid on Fund shares (including dividends paid in cash or reinvested in additional Fund shares).

INVESTMENTS THROUGH PARTICIPATING ORGANIZATIONS
--------------------------------------------------------------------------------

     Generally, investors purchasing shares through a Participating Organization are referred to as Participant Investors. Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. When instructed by a Participant Investor to purchase or redeem Fund shares, the Participating Organization, on behalf of the Participant Investor, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

     Participating Organizations may confirm to Participant Investors each purchase and redemption of Fund shares for their accounts. Also, Participating Organizations may send periodic account statements to their customers showing
(i) the total number of Fund shares owned by each Participant Investor as of the statement closing date, (ii) purchases and redemptions of Fund shares by each Participant Investor during the period covered by the statement, and (iii) the income earned by Fund shares of each Participant Investor during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

     Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than the net yield that could be achieved by investing in the Fund directly. Participating Organizations may also set deadlines for receipt of orders from Participant Investors that are earlier than the order deadline of the Fund due to processing or other reasons. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

      Qualified Participating Organizations may transmit an investor's purchase or redemption order to the Fund's transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. on that day. The investor will then receive the net asset value of the Fund's shares determined as of 4:00 p.m. on the day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.

INITIAL DIRECT PURCHASES OF SHARES
--------------------------------------------------------------------------------

     Investors who wish to invest in the Fund directly may obtain a current Prospectus and the Fund application necessary to open an account by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918.

MAIL AND PERSONAL DELIVERY

     Investors may send or deliver a check made payable to "Daily Income Fund" along with a completed Fund application to:

      Daily Income Fund
      Reich & Tang Funds
      600 Fifth Avenue-8th Floor
      New York, New York 10020

     Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds. If your check is returned unpaid due to insufficient funds, your order will be cancelled and your account will be charged a $20.00 fee for each returned check.

BANK WIRE

     To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor, prior to his or her initial purchase of shares, should first telephone the Fund at (212) 830-5345 or toll free at (800) 433-1918 to obtain a Fund application necessary to open a new account. The investor should complete and fax the Fund application along with any required documentation to the Fund at (212) 315-1112. The original Fund application and documentation should then be mailed to the address specified under "Mail and Personal Delivery." The investor should then telephone the Fund at the above number to obtain a new account number and then instruct a member bank of the Federal Reserve System to wire the amount of the investment immediately to:

      The Bank of New York
      ABA # 021000018
      Reich & Tang Funds
      DDA # 890040352-7
      For Daily Income Fund
      Name of Portfolio
      Account of (INVESTOR'S NAME)-------------
      Fund Account # --------------------------
      SS#/Tax ID# -----------------------------

     An account will not be opened until the Fund has received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

      There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 4:00 p.m., Eastern time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

ELECTRONIC FUNDS TRANSFERS (EFT), PRE-AUTHORIZED CREDIT AND DIRECT DEPOSIT PRIVILEGE
--------------------------------------------------------------------------------

     You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, including federal salary, social security, or certain veteran's, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, please contact your broker or the Fund for the appropriate form. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Death or legal incapacity will automatically terminate your participation in the Privilege. Further, the Fund may terminate your participation in the Privilege upon 30 days' notice to you.

SUBSEQUENT PURCHASES OF SHARES
--------------------------------------------------------------------------------

     Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

      Daily Income Fund
      Mutual Funds Group
      P.O. Box 13232

      Newark, New Jersey 07101-3232

     There is a $100 minimum for the Short Term Income Shares Class and the Retail Class for subsequent purchases of shares. All payments should clearly indicate the shareholder's account number.

     Provided that the information on the application form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new Fund application at any time during the year the shareholder's account is closed or during the following calendar year.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Portfolio following receipt by the Fund's transfer agent of the redemption order (and any supporting documentation that the Fund's transfer agent may require). Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, if the redemption proceeds are paid by wire (on the next Fund Business Day if paid by check). However, redemption payments will not be paid out unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, which could take up to 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

     A shareholder's original Fund application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original Fund application by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

     When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature. It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.

WRITTEN REQUESTS

     Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

      Daily Income Fund
      c/o Reich & Tang Funds
      600 Fifth Avenue-8th Floor
      New York, New York 10020

     All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed, unless otherwise indicated on the Fund application or in a subsequent written authorization.

     Normally the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

CHECKS

     By making the appropriate election on their Fund application, shareholders may request a supply of checks that may be used to effect redemptions from the Class of shares of the Fund in which they invest. The checks, which will be issued in the shareholder's name, are drawn on a special account maintained by the Fund with the Fund's agent bank. Checks may be drawn in any amount of $250 or more. When a check is presented to the Fund's agent bank, it instructs the Fund's transfer agent to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Checks provided by the Fund may not be certified. Investors who purchase Fund shares by check may not receive their redemption proceeds until the check has cleared, which can take up to 15 days following the date of purchase.

     There is no charge to the shareholder for checks provided by the Fund, although there may be fees charged for checks provided in connection with certain cash management programs offered through Participating Organizations. The Fund reserves the right to impose a charge or impose a different minimum check amount in the future.

     Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund's agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder's election, require only one signature. Checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment will not be honored. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. Shareholders will be charged a $16 fee for any stop payment requests, a $15 fee if the Fund is requested to deliver a supply of checks overnight and a $4 fee for each copy of a check requested. In addition, the Fund reserves the right to charge the shareholder's account a fee of up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check and/or a post-dated check. The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund's shareholders.

     Corporations and other entities electing the checking option are required to furnish a certified resolution or other evidence of authorization in accordance with the Fund's normal practices. Individuals and joint tenants are not required to furnish any supporting documentation. Appropriate authorization forms will be sent by the Fund or its agents to corporations and other shareholders who select this option. As soon as the authorization forms are filed in good order with the Fund's agent bank, the Fund will provide the shareholder with a supply of checks.

TELEPHONE

     The Fund accepts telephone requests for redemption from shareholders who elect this option on their Fund application. The proceeds of a telephone redemption may be sent to the shareholder at their address of record or, if in excess of $1,000, to their bank accounts, both as set forth in the Fund application or in a subsequent signature guaranteed written authorization. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. Failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

     A shareholder making a telephone withdrawal should call the Fund at (212) 830-5345 or toll free at (800) 433-1918, and state: (i) the name of the shareholder appearing on the Fund's records, (ii) the shareholder's account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder's designated bank account or address, and
(v) the name of the person requesting the redemption. Usually the proceeds are sent to the designated bank account or address on the same Fund Business Day the redemption is effected, if the redemption proceeds are being paid by wire (on the next Fund Business Day if paid by check). The Fund may modify or discontinue the telephone redemption option at any time and will notify shareholders accordingly.

GENERALLY

     There is no redemption charge, although there may be a fee charged on certain wire redemption requests, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all of his shares of a Portfolio, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption. A redemption of shares may result in taxable income to the shareholder.

     The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings),
(ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iv) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.

     The Fund and its agents reserve the right to "freeze" or "block" (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of "blocked" entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

     The Fund reserves the right to redeem the shares of any shareholder if the total value of all the remaining shares in the shareholder's or its Participating Organization's account after a withdrawal is less than $500 for the Short Term Income Shares Class and the Retail Class. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization. The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption. A shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase its account value to the minimum amount during the notice period. Shareholders who purchase shares under these circumstances are not subject to the normal minimums for subsequent purchases.

     In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder's account if the Fund and its agents are unable to verify the shareholder's identity within a reasonable time after the shareholder's account is opened. If the Fund closes a shareholder's account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

SPECIFIED AMOUNT AUTOMATIC
WITHDRAWAL PLAN
--------------------------------------------------------------------------------

     Shareholders may elect to withdraw shares and receive payment from the Fund of a specified amount of $50 or more automatically on a monthly or quarterly basis. The monthly or quarterly withdrawal payments of the specified amount are made by the Fund on the date specified on the Automatic Withdrawal Authorization form. Whenever such day of the month is not a Fund Business Day, the payment date is the Fund Business Day preceding the day of the month specified on the Automatic Withdrawal Authorization form. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder's investment.

     The election to receive automatic withdrawal payments may be made at the time of the original application by completing an Automatic Authorization Withdrawal form. The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the Fund's transfer agent. Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder. However, the Fund does not expect that there will be any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Fund declares dividends equal to all its net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

     Distributions of long-term capital gains, if any, are paid by the U.S. Treasury, U.S. Government Portfolio and Money Market Portfolios at least once a year and, at the shareholder's option, are paid in cash or reinvested in additional shares of the Portfolio from which they were paid having an aggregate net asset value equal to the cash amount.

     All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder.

     Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions.

     While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Except as described herein, each Portfolio's net investment income (including net realized short-term capital gains, if any) will be declared as a dividend on each Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund pays dividends monthly. Capital gains distributions, if any, will be made at least annually, and in no event later than 60 days after the end of the Fund's fiscal year. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

     Because the Short Term Income Shares Class and Retail shares bear the service fee under the Fund's 12b-1 Plan, the net income of and the dividends payable to these share classes may be lower than the net income of and dividends payable to other shares of the Fund. Dividends paid to each Class of shares of each Portfolio of the Fund will, however, be declared on the same days at the same times and, except as noted with respect to the service fees payable under the Plan, will be determined in the same manner and paid in the same amounts.

RETIREMENT PLANS
--------------------------------------------------------------------------------

     The Money Market Portfolio has available a form of individual retirement account ("IRA") for investment in the Portfolio's shares. In general, an individual can make an annual contribution to an IRA in an amount equal to the lesser of the deductible amount or 100% of the individual's earned income. The deductible amount is $4,000 for the years 2005 through 2007 and $5,000 for the year 2008 and thereafter. In the case of an individual who has attained the age of 50, the deductible amount is increased by $500 for the years 2005 and is increased by $1,000 for the year 2006 and thereafter. In addition, in the case of a married couple filing a joint return, annual IRA contributions in an amount that does not exceed the deductible amount can generally be made for each spouse, as long as the combined compensation of both spouses is at least equal to the contributed amounts.

     IRA contributions can, in general, be made to either traditional deductible IRAs, traditional non-deductible IRAs or non-deductible Roth IRAs, a new type of IRA established by the Taxpayer Relief Act of 1997. Contributions to a Roth IRA are not deductible, but qualified distributions from a Roth IRA are not includable in income or subject to the additional ten-percent tax on early withdrawals, if deemed a qualified distribution. A "qualified distribution" is a distribution that is made after the end of the five taxable year period beginning with the first taxable year in which the individual made a contribution to a Roth IRA, and which is made on or after the date in which the individual attains an age of 59 1/2, made to a beneficiary on or after the death of the individual, is attributable to the disability of the individual, or is a distribution for specified first-time home buyer expenses.

     Contributions to traditional deductible IRAs and Roth IRAs may be limited based on adjusted gross income levels. The ability of a person who is an active participant in an employer sponsored retirement plan to make deductible contributions to a regular IRA is phased out based on the individual's adjusted gross incomes. For 2005, the phase out occurs over a range of adjusted gross incomes from $70,000 to $80,000 on a joint return and $50,000 to $60,000 on a single return. The phase out range for a married individual who is not an active participant but whose spouse is an active participant is between $150,000 and $160,000.

     The maximum annual contribution that can be made to a Roth IRA is also subject to phase out rules that apply to married individuals filing joint returns when adjusted gross income is between $150,000 and $160,000 and to single individuals when adjusted gross income is between $95,000 and $110,000.

     For both traditional deductible IRAs and Roth IRAs, the phase out range for married individuals filing separate returns is from $0 to $10,000. The minimum investment required to open an IRA is $250. Generally, there are penalties for premature distributions from a traditional deductible IRA before the attainment of age 59 1/2, except in the case of the participant's death or disability and certain other circumstances including first-time home buyer expenses and certain education expenses.

     In addition, subject to certain limitations, amounts an individual received from a traditional IRA, an employer's qualified retirement plan for its employees or a tax-sheltered annuity plan (Section 403(b)) may be eligible for tax-free rollover into a traditional IRA. Also, distributions after December 31, 2001 from a deferred compensation plan of a state or local government, a Section 457 plan, may be eligible for tax-free rollover to a traditional IRA.

     Fund shares may also be a suitable investment for assets of other types of qualified pension or profit-sharing plans, including cash or deferred or salary reduction "Section 401(k) plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans.

      Persons desiring information concerning investments by IRAs and other retirement plans should write or telephone the Fund.

FREQUENT TRADING
--------------------------------------------------------------------------------

     The Reich & Tang family of funds discourages short-term or excessive trading ("frequent trading") of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in the fund's share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund's portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

     Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

     Nonetheless, as indicated under "Pricing of Fund Shares" the Fund reserves the right to reject any purchase order for its shares for any reason and thus may exercise such right in the event it determines that a purchase order is disruptive to the Fund's management or otherwise. The Fund's procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase orders it determines in its discretion to be disruptive. The Fund may change it policies relating to frequent trading at any time without prior notice to shareholders.

TAX CONSEQUENCES
--------------------------------------------------------------------------------

     The Fund intends to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code for each Portfolio. To qualify as a regulated investment company, each Portfolio must meet certain tests concerning its investments and distributions. For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on income distributed to its shareholders in the form of dividends or capital gains distributions. Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes each year at least 98% of its ordinary income and 98% of its capital gain income to its shareholders and any undistributed amounts from prior years. Dividends of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income and will not be eligible, in the case of corporate shareholders, for the dividends-received deduction.

     Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares. The Fund expects that as a result of its investment objectives, distributions will consist primarily of ordinary income. A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

     A shareholder's tax basis for its shares in the Fund will be its cost of the shares, including any fees or expenses. The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder's tax basis for the shares and the proceeds received on the sale. Gain or loss generally will be treated as capital gain or loss if the shares in the Fund are held as capital assets. Such gain or loss will be long-term if the investor has held the shares in the Fund for more than one year, and, for individual shareholders may qualify for the maximum capital gain tax rate of 15% rather than the tax rate applicable to ordinary income. The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized. In either case, loss recognition may be affected by the loss disallowance rules of the Internal Revenue Code.

     The Fund is required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gains distributions and redemptions) paid to shareholders who have not complied with Internal Revenue Code requirements regarding the supplying of their taxpayer identification number and the reporting of income. In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

     Distributions from the U.S. Treasury and U.S. Government Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof may be exempt from state and local taxes in certain states. Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes. Additional tax information is provided in the Statement of Additional Information.

V.   DISTRIBUTION ARRANGEMENTS

RULE 12B-1 FEES
--------------------------------------------------------------------------------

     Investors do not pay a front-end sales charge to purchase shares of the Fund. However, the Fund pays fees in connection with distribution of shares and/or for the provision of servicing to the Short Term Income Shares Class and Retail Class shareholders. The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     The Fund's Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the "Plan"),with respect to the Short Term Income Shares Class and Retail Class shares of the Fund, and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and Shareholder Servicing Agreement.

     Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares. The Distributor receives a distribution fee not to exceed 0.45% and 0.65% per annum of the average daily net assets of the Short Term Income Shares Class shares and the Retail Class shares, respectively. As agent for the Fund, the Distributor will solicit orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal. The Distributor may use the distribution fee to pay the cost of, and to compensate others, including Participating Organizations that provide distribution assistance with respect to these classes. This fee is accrued daily and paid monthly.

     Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Short Term Income Shares Class and Retail Class shares a service fee equal to 0.25% per annum of each Portfolio's Short Term Income Shares Class and Retail Class shares' average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. This fee is accrued daily and paid monthly. Any portion of the fees may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Short Term Income Shares Class and Retail Class shares of each Portfolio.

     The Plan and the Shareholder Servicing Agreement provide that the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Short Term Income Shares Class and Retail Class shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Fund's Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

     The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee, and past profits for the following purposes: (i) to pay the cost of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Short Term Income Shares Class and Retail Class shares of the Fund; (ii) to compensate Participating Organizations for providing assistance in distributing the Short Term Income Shares Class and Retail Class shares of the Fund; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund's shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee (with respect to Short Term Income Shares Class and Retail Class shares) and past profits, for the purposes enumerated in (i) above. The Distributor may determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract, Administrative Services Agreement, Distribution Agreement or Shareholder Servicing Agreement in effect for that year.

     The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Fund under the Plan), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers' assets in the Fund. These payments may be referred to as "revenue sharing," but do not change the price paid by investors to purchase the Fund's shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates. Additional information regarding these payments can be found in the Fund's Statement of Additional Information. In addition, to the extent allowable under the National Association of Securities Dealers ("NASD") rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.

VI.  FINANCIAL HIGHLIGHTS

There are no financial highlights available for the Short Term Income Shares Class and the Retail Class as these portfolios have no operating history.

                     NOTICE OF REICH & TANG* PRIVACY POLICY

     We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.

     We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us. We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account. In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.

     We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.

     We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.


* For purposes of this notice, "Reich & Tang" includes: Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

                       THIS IS NOT PART OF THE PROSPECTUS

A current SAI has been filed with the
Securities and Exchange Commission.
Information about the Fund (including      DAILY
the SAI) is also available from the        INCOME
Public Reference Room of the Securities    FUND
and Exchange Commission. Information on
the operation of the Public Reference      SHORT TERM INCOME SHARES CLASS SHARES
Room may be obtained by calling the        RETAIL CLASS SHARES
Commission at (202) 942-8090. Fund
reports and other information about the                 PROSPECTUS
Fund are available on the EDGAR Database                OCTOBER 16, 2006
on the Commission's Internet site at
http://www.sec.gov. Copies of this
information may be obtained, after
paying a duplicating fee, by electronic
request at publicinfo@sec.gov, or by
writing the Commission's Public
Reference Section, Washington, D.C.
20549-0102.
=============================================


=============================================
A Statement of Additional Information
(SAI) dated October 16, 2006, includes
additional information about the Fund
and its investments and is incorporated
by reference into this Prospectus.
Further information about Fund
investments is available in the annual
and semi-annual shareholder reports. You may obtain the SAI, the annual and semi-annual reports without charge by calling the Fund toll free at (800)
433-1918. You may also obtain the SAI
and the annual and semi-annual reports
without charge by visiting the Fund's
website at
http://www.money-funds.com/funds/index.
To request other information about the
Fund, please call your financial
intermediary or the Fund.

Investment Company Act No. 811-8312

    REICH & TANG DISTRIBUTORS, INC.
           600 Fifth Avenue
          New York, NY 10020
            (212) 830-5345

DIF10/06P